UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)
________

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jamie B. Ohl, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1.	Schedule of Investments

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	March 31, 2011
Schedule of Investments	(Unaudited)
Shares		Value

COMMON STOCK — 98.8%††
Consumer Discretionary — 13.5%
1,290	Abercrombie & Fitch Co., Class A	$75,723
20,161	Amazon.com, Inc. †	3,631,601
35,947	Apollo Group, Inc., Class A †	1,499,349
25,927	Burberry Group PLC ADR	980,041
13,500	CBS Corp., Class B	338,040
3,360	Chipotle Mexican Grill, Inc., Class A †	915,163
12,000	Coach, Inc.	624,480
27,475	Dick's Sporting Goods, Inc. †	1,098,451
6,544	Discovery Communications, Inc., Class A †	261,106
21,320	Discovery Communications, Inc., Class C †	750,677
15,500	DISH Network Corp., Class A †	377,580
4,900	Expedia, Inc.	111,034
5,400	Fortune Brands, Inc.	334,206
20,800	Gap, Inc. (The)	471,328
3,700	Guess?, Inc.	145,595
6,120	Harley-Davidson, Inc.	260,039
5,500	International Game Technology	89,265
8,400	Interpublic Group of Cos., Inc. (The)	105,588
36,400	Johnson Controls, Inc.	1,513,148
6,610	Kohl's Corp.	350,594
3,400	Las Vegas Sands Corp. †	143,548
7,800	Lear Corp.	381,186
14,150	Ltd. Brands, Inc.	465,252
1,800	Marriott International, Inc., Class A	64,044
4,400	Mattel, Inc.	109,692
28,018	McDonald's Corp.	2,131,890
560	Netflix, Inc. †	132,905
4,600	Newell Rubbermaid, Inc.	87,998
800	News Corp., Class A	14,048
4,000	Nordstrom, Inc.	179,520
7,100	Omnicom Group, Inc.	348,326
1,100	PetSmart, Inc.	45,045
1,000	Phillips-Van Heusen Corp.	65,030
4,810	priceline.com, Inc. †	2,435,976
1,300	Royal Caribbean Cruises, Ltd. †	53,638
15,100	Scripps Networks Interactive, Inc., Class A	756,359
2,500	Starbucks Corp.	92,375
27,450	Starwood Hotels & Resorts Worldwide, Inc.	1,595,394
6,071	Tiffany & Co.	373,002
700	Time Warner Cable, Inc., Class A	49,938
3,500	Time Warner, Inc.	124,950
21,899	TJX Cos., Inc.	1,089,037
24,986	Urban Outfitters, Inc. †	745,332
6,400	Virgin Media, Inc.	177,856
30,485	Walt Disney Co. (The)	1,313,599
1,010	Wynn Resorts, Ltd.	128,522
		27,037,470
Consumer Staples — 4.3%
19,668	Avon Products, Inc.	531,823
23,994	Costco Wholesale Corp.	1,759,240
16,340	Diageo PLC ADR	1,245,435
32,997	General Mills, Inc.	1,206,040
1,900	Herbalife, Ltd.	154,584
11,900	Mead Johnson Nutrition Co., Class A	689,367
8,146	PepsiCo, Inc.	524,684
14,588	Philip Morris International, Inc.	957,410
4,700	Procter & Gamble Co. (The)	289,520
2,200	Sysco Corp.	60,940

Shares		Value
Consumer Staples (continued)
19,097	Wal-Mart Stores, Inc.	$993,999
1,490	Whole Foods Market, Inc.	98,191
		8,511,233
Energy — 13.3%
12,700	Alpha Natural Resources, Inc. †	753,999
23,521	Anadarko Petroleum Corp.	1,926,840
9,420	Arch Coal, Inc.	339,497
31,950	Cameron International Corp. †	1,824,345
12,200	Comstock Resources, Inc. †	377,468
5,100	Concho Resources, Inc. †	547,230
1,010	Continental Resources, Inc. †	72,185
3,380	Core Laboratories NV	345,335
3,700	Dresser-Rand Group, Inc. †	198,394
5,700	Exterran Holdings, Inc. †	135,261
40,718	Exxon Mobil Corp.	3,425,605
5,000	Frontier Oil Corp.	146,600
31,520	Frontline, Ltd.	780,750
4,000	Halliburton Co.	199,360
29,800	Holly Corp.	1,810,648
100	Massey Energy Co.	6,836
6,050	Murphy Oil Corp.	444,191
7,995	Noble Energy, Inc.	772,717
17,250	Occidental Petroleum Corp.	1,802,453
2,800	Oceaneering International, Inc. †	250,460
1,400	Oil States International, Inc. †	106,596
5,300	Patterson-UTI Energy, Inc.	155,767
75,945	Petrohawk Energy Corp. †	1,863,690
19,500	Quicksilver Resources, Inc. †	279,045
36,932	Schlumberger, Ltd.	3,444,278
2,700	SM Energy Co.	200,313
3,100	Southwestern Energy Co. †	133,207
3,600	Spectra Energy Corp.	97,848
23,400	Sunoco, Inc.	1,066,806
2,300	Superior Energy Services, Inc. †	94,300
3,200	Tesoro Corp. †	85,856
4,900	Tidewater, Inc.	293,265
1,600	Ultra Petroleum Corp. †	78,800
104,428	Weatherford International, Ltd. †	2,360,073
3,120	Whiting Petroleum Corp. †	229,164
		26,649,182
Financials — 5.4%
39,500	CB Richard Ellis Group, Inc., Class A †	1,054,650
69,900	Charles Schwab Corp. (The)	1,260,297
43,400	E*Trade Financial Corp. †	678,342
3,800	Endurance Specialty Holdings, Ltd.	185,516
6,774	Goldman Sachs Group, Inc. (The)	1,073,475
1,300	IntercontinentalExchange, Inc. †	160,602
2,900	Marsh & McLennan Cos., Inc.	86,449
71,126	MGIC Investment Corp. †	632,310
5,600	People's United Financial, Inc.	70,448
24,620	Protective Life Corp.	653,661
60,901	TD Ameritrade Holding Corp.	1,271,004
500	Ventas, Inc.	27,150
43,853	Visa, Inc., Class A	3,228,458
6,600	Waddell & Reed Financial, Inc., Class A	268,026
2,770	Washington Federal, Inc.	48,032
		10,698,420
Health Care — 12.3%
16,350	Alexion Pharmaceuticals, Inc. †	1,613,418
25,400	Allergan, Inc.	1,803,908
13,400	Allscripts Healthcare Solutions, Inc. †	281,266
7,940	Amylin Pharmaceuticals, Inc. †	90,278
3,268	Becton Dickinson and Co.	260,198
28,060	Bristol-Myers Squibb Co.	741,626

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Health Care (continued)
1,600	Brookdale Senior Living, Inc., Class A †	$44,800
37,919	Celgene Corp. †	2,181,480
1,300	Cerner Corp. †	144,560
100	Covance, Inc. †	5,472
1,958	DENTSPLY International, Inc.	72,427
26,450	Express Scripts, Inc., Class A †	1,470,884
45,466	Gilead Sciences, Inc. †	1,929,577
49,870	Health Management Associates, Inc., Class A †	543,583
54,861	Health Net, Inc. †	1,793,955
3,200	Hill-Rom Holdings, Inc.	121,536
314	IDEXX Laboratories, Inc. †	24,247
14,550	Illumina, Inc. †	1,019,519
4,133	Intuitive Surgical, Inc. †	1,378,190
18,578	Johnson & Johnson	1,100,746
1,117	Laboratory Corp. of America Holdings †	102,909
7,160	Medco Health Solutions, Inc. †	402,106
1,301	Mednax, Inc. †	86,660
18,074	Medtronic, Inc.	711,212
57,641	Myriad Genetics, Inc. †	1,161,466
39,770	NuVasive, Inc. †	1,006,976
790	Omnicare, Inc.	23,692
4,613	Patterson Cos., Inc.	148,492
21,900	Perrigo Co.	1,741,488
866	ResMed, Inc. †	25,980
9,900	SXC Health Solutions Corp. †	542,520
24,715	Volcano Corp. †	632,704
19,047	WellPoint, Inc.	1,329,290
		24,537,165
Industrials — 13.3%
11,001	3M Co.	1,028,593
14,100	Aecom Technology Corp. †	390,993
16,810	Alliant Techsystems, Inc.	1,187,963
13,635	Boeing Co. (The)	1,008,035
2,400	Bucyrus International, Inc., Class A	219,480
21,650	Caterpillar, Inc.	2,410,728
870	CH Robinson Worldwide, Inc.	64,493
5,700	Crane Co.	276,051
3,460	Cummins, Inc.	379,285
4,100	Deere & Co.	397,249
33,120	Delta Air Lines, Inc. †	324,576
300	Donaldson Co., Inc.	18,387
2,000	Emerson Electric Co.	116,860
26,800	Expeditors International of Washington, Inc.	1,343,752
13,500	Fastenal Co.	875,205
300	FedEx Corp.	28,065
19,350	Fluor Corp.	1,425,321
14,500	General Cable Corp. †	627,850
25,101	General Dynamics Corp.	1,921,733
15,289	Goodrich Corp.	1,307,668
6,720	Graco, Inc.	305,693
1,100	Honeywell International, Inc.	65,681
3,839	Hubbell, Inc., Class B	272,684
4,664	Illinois Tool Works, Inc.	250,550
3,881	ITT Corp.	233,054
6,990	JB Hunt Transport Services, Inc.	317,486
2,600	Joy Global, Inc.	256,906
4,200	KAR Auction Services, Inc. †	64,428
600	Lincoln Electric Holdings, Inc.	45,552
17,450	Manitowoc Co., Inc. (The)	381,806
3,700	Navistar International Corp. †	256,521
1,300	Norfolk Southern Corp.	90,051
2,560	Oshkosh Corp. †	90,573
1,500	Owens Corning †	53,985

Shares		Value
Industrials (continued)
4,000	PACCAR, Inc.	$209,400
28,717	Pentair, Inc.	1,085,215
300	Regal-Beloit Corp.	22,149
18,224	Rockwell Automation, Inc.	1,724,902
21,360	Shaw Group, Inc. (The) †	756,358
32,594	Textron, Inc.	892,750
730	Timken Co.	38,179
900	TransDigm Group, Inc. †	75,447
14,400	Union Pacific Corp.	1,415,952
8,800	United Parcel Service, Inc., Class B	654,016
3,229	United Technologies Corp.	273,335
15,960	Verisk Analytics, Inc., Class A †	522,849
12,160	WESCO International, Inc. †	760,000
		26,467,809
Information Technology — 30.7%
20,131	Acme Packet, Inc. †	1,428,496
3,899	Altera Corp.	171,634
5,610	ANSYS, Inc. †	304,006
32,637	Apple, Inc. †	11,372,363
39,500	ARM Holdings PLC ADR	1,112,715
5,650	AVX Corp.	84,242
11,412	Baidu, Inc. ADR †	1,572,688
4,479	BMC Software, Inc. †	222,786
31,695	Broadcom Corp., Class A	1,248,149
11,800	Broadridge Financial Solutions, Inc.	267,742
7,700	Brocade Communications Systems, Inc. †	47,355
30,000	Cadence Design Systems, Inc. †	292,500
12,631	Cisco Systems, Inc.	216,622
28,550	Citrix Systems, Inc. †	2,097,283
31,300	Cognizant Technology Solutions Corp., Class A †	2,547,820
10,000	Compuware Corp. †	115,500
1,800	Cree, Inc. †	83,088
5,000	Cypress Semiconductor Corp. †	96,900
28,500	Dell, Inc. †	413,535
8,000	Diebold, Inc.	283,680
1,977	Dolby Laboratories, Inc., Class A †	97,288
4,940	DST Systems, Inc.	260,931
4,910	EchoStar Corp., Class A †	185,843
51,850	EMC Corp. †	1,376,617
270	Equinix, Inc. †	24,597
7,400	F5 Networks, Inc. †	759,018
1,100	Factset Research Systems, Inc.	115,203
12,700	Fidelity National Information Services, Inc.	415,163
200	First Solar, Inc. †	32,168
1,311	FLIR Systems, Inc.	45,374
5,829	Google, Inc., Class A †	3,417,018
33,240	Ingram Micro, Inc., Class A †	699,037
72,430	Intel Corp.	1,460,913
23,753	International Business Machines Corp.	3,873,402
5,160	Itron, Inc. †	291,230
52,675	Juniper Networks, Inc. †	2,216,564
20,100	Lender Processing Services, Inc.	647,019
12,490	Lexmark International, Inc., Class A †	462,630
800	Linear Technology Corp.	26,904
29,460	MEMC Electronic Materials, Inc. †	381,802
84,444	Microsoft Corp.	2,141,500
10,800	Motorola Solutions, Inc. †	482,652
10,590	National Instruments Corp.	347,034
100,995	Oracle Corp.	3,370,203
7,800	Paychex, Inc.	244,608
30,056	Polycom, Inc. †	1,558,403
18,750	QLogic Corp. †	347,812
93,248	QUALCOMM, Inc.	5,112,788

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology (continued)
23,740	Rambus, Inc. †	$470,052
43,250	SAIC, Inc. †	731,790
1,300	Salesforce.com, Inc. †	173,654
9,950	SunPower Corp., Class A †	170,543
17,750	Tech Data Corp. †	902,765
11,100	Teradyne, Inc. †	197,691
22,101	Texas Instruments, Inc.	763,810
1,900	VeriSign, Inc.	68,799
8,650	Vishay Intertechnology, Inc. †	153,451
23,585	VistaPrint NV †	1,224,061
2,930	WebMD Health Corp., Class A †	156,521
58,510	Western Union Co. (The)	1,215,253
40,200	Yahoo!, Inc. †	669,330
		61,270,545
Materials — 5.5%
2,100	Air Products & Chemicals, Inc.	189,378
6,800	AK Steel Holding Corp.	107,304
4,200	Cabot Corp.	194,418
2,390	Compass Minerals International, Inc.	223,537
2,800	Cytec Industries, Inc.	152,236
3,110	Domtar Corp.	285,436
17,442	Dow Chemical Co. (The)	658,436
24,464	Ecolab, Inc.	1,248,153
44,243	Freeport-McMoRan Copper & Gold, Inc.	2,457,699
5,000	Greif, Inc., Class A	327,050
21,031	Monsanto Co.	1,519,700
860	Mosaic Co. (The)	67,725
1,600	Nalco Holding Co.	43,696
9,770	Newmont Mining Corp.	533,246
4,200	Packaging Corp. of America	121,338
27,500	Potash Corp. of Saskatchewan, Inc.	1,620,575
6,800	Praxair, Inc.	690,880
1,100	Royal Gold, Inc.	57,640
9,540	Southern Copper Corp.	384,176
1,150	Walter Energy, Inc.	155,744
		11,038,367
Telecommunication Services — 0.5%
161,100	Qwest Communications International, Inc.	1,100,313

Total Common Stock (Cost $147,370,490)		197,310,504
Total Investments — 98.8%
(Cost $147,370,490)‡		197,310,504
Other Assets & Liabilities, Net — 1.2%		2,391,885
NET ASSETS — 100.0%		$199,702,389

†	Non-income producing security.
††	Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting.

ADR — American Depositary Receipt
PLC— Public Limited Company

‡	At March 31, 2011, the tax basis cost of the Fund's investments was $147,370,490 and the unrealized appreciation and depreciation were $51,890,196 and $(1,950,182), respectively.

As of March 31, 2011, all of the Portfolio’s investments were considered Level 1.

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements

WIL-QH-001-0500

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.3%††
Consumer Discretionary — 9.6%
2,111	American Greetings Corp., Class A	$49,820
3,025	Apollo Group, Inc., Class A †	126,173
4,160	Autoliv, Inc. SDR	308,797
94	AutoZone, Inc. †	25,715
2,300	CBS Corp., Class B	57,592
18,995	Comcast Corp. Special, Class A	469,556
91	Dillard's, Inc., Class A	3,651
448	Flexsteel Industries	6,787
3,900	Fortune Brands, Inc.	241,371
2,665	ITT Educational Services, Inc. †	192,280
8,550	J.C. Penney Co., Inc.	307,030
3,340	Jakks Pacific, Inc. †	64,629
3,450	Lear Corp.	168,601
5,500	Macy's, Inc.	133,430
7,275	Omnicom Group, Inc.	356,912
1,850	Phillips-Van Heusen Corp.	120,306
172	Quiksilver, Inc. †	760
1,000	Signet Jewelers, Ltd. †	46,020
198	TRW Automotive Holdings Corp. †	10,906
1,378	VF Corp.	135,774
3,600	Viacom, Inc., Class B	167,472
2,600	Walt Disney Co. (The)	112,034
4,196	Whirlpool Corp.	358,170
2,100	Wyndham Worldwide Corp.	66,801
		3,530,587
Consumer Staples — 4.3%
4,287	Avon Products, Inc.	115,920
1,178	Central Garden and Pet Co., Class A †	10,849
2,400	Coca-Cola Co. (The)	159,240
2,800	Constellation Brands, Inc., Class A †	56,784
396	Fresh Del Monte Produce, Inc.	10,340
2,052	John B. Sanfilippo & Son, Inc. †	24,008
5,075	Molson Coors Brewing Co., Class B	237,967
359	Schiff Nutrition International, Inc.	3,271
15,116	Smithfield Foods, Inc. †	363,691
19,746	Tyson Foods, Inc., Class A	378,926
5,400	Walgreen Co.	216,756
		1,577,752
Energy — 13.6%
775	Apache Corp.	101,463
7,113	BP PLC ADR	313,968
12,150	Chevron Corp.	1,305,274
8,336	ConocoPhillips	665,713
4,772	Devon Energy Corp.	437,926
12,501	Exxon Mobil Corp.	1,051,709
3,050	Hess Corp.	259,891
2,750	Marathon Oil Corp.	146,603
1,950	National Oilwell Varco, Inc.	154,577
1,375	Occidental Petroleum Corp.	143,674
850	Peabody Energy Corp.	61,166
2,675	Royal Dutch Shell PLC ADR, Class A	194,900
2,575	Royal Dutch Shell PLC ADR, Class B	188,593
		5,025,457
Financials — 28.4%
5,376	ACE, Ltd.	347,827
13,925	Allstate Corp. (The)	442,536
18,496	Annaly Capital Management, Inc.	322,755
8,219	Assurant, Inc.	316,514
10,375	Axis Capital Holdings, Ltd.	362,295
27,375	Bank of America Corp.	364,909
2,400	Calamos Asset Management, Inc., Class A	39,816

Shares		Value
Financials (continued)
10,803	Capital One Financial Corp.	$561,324
141,228	Citigroup, Inc. †	624,228
9,500	Discover Financial Services	229,140
1,581	Everest Re Group, Ltd.	139,413
18,439	Fidelity National Financial, Inc., Class A	260,543
20,862	Fifth Third Bancorp	289,565
4,017	Gladstone Capital Corp.	45,432
1,525	Goldman Sachs Group, Inc. (The)	241,667
10,425	Hartford Financial Services Group, Inc.	280,745
7,700	Huntington Bancshares, Inc.	51,128
2,600	Invesco, Ltd.	66,456
29,198	JPMorgan Chase & Co.	1,346,028
14,200	KeyCorp	126,096
3,000	Marsh & McLennan Cos., Inc.	89,430
3,800	MetLife, Inc.	169,974
8,375	Morgan Stanley	228,805
8,204	PNC Financial Services Group, Inc.	516,770
4,103	Prosperity Bancshares, Inc.	175,485
9,150	Prudential Financial, Inc.	563,457
4,502	Reinsurance Group of America, Inc., Class A	282,636
450	Simon Property Group, Inc.	48,222
5,325	State Street Corp.	239,305
5,275	Torchmark Corp.	350,682
6,205	Travelers Cos., Inc. (The)	369,073
22,575	UBS AG	407,479
7,500	Wells Fargo & Co.	237,750
7,950	Willis Group Holdings PLC	320,862
		10,458,347
Health Care — 15.4%
6,900	Aetna, Inc.	258,267
700	Amgen, Inc. †	37,415
4,975	Biogen Idec, Inc. †	365,115
4,124	Bristol-Myers Squibb Co.	108,997
3,710	Cardinal Health, Inc.	152,592
782	Cephalon, Inc. †	59,260
100	CIGNA Corp.	4,428
11,722	Eli Lilly & Co.	412,263
21,405	Forest Laboratories, Inc. †	691,381
2,600	Gilead Sciences, Inc. †	110,344
6,314	Humana, Inc. †	441,601
1,519	Impax Laboratories, Inc. †	38,659
15,493	Johnson & Johnson	917,960
3,650	Laboratory Corp. of America Holdings †	336,275
1,300	McKesson Corp.	102,765
1,700	Medco Health Solutions, Inc. †	95,472
12,700	Pfizer, Inc.	257,937
19,077	UnitedHealth Group, Inc.	862,280
7,050	Zimmer Holdings, Inc. †	426,737
		5,679,748
Industrials — 7.3%
1,650	Caterpillar, Inc.	183,728
24	Chart Industries, Inc. †	1,321
1,882	Courier Corp.	26,273
2,300	Eaton Corp.	127,512
14,600	General Electric Co.	292,730
5,300	Great Lakes Dredge & Dock Corp.	40,439
2,300	Hertz Global Holdings, Inc. †	35,949
1,608	Huntington Ingalls Industries, Inc. †	66,732
1,900	KBR, Inc.	71,763
5,650	L-3 Communications Holdings, Inc.	442,452
22	Layne Christensen Co. †	759
18,425	Masco Corp.	256,476

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Industrials (continued)
9,648	Northrop Grumman Corp.	$605,026
9,035	Oshkosh Corp. †	319,658
1,950	Raytheon Co.	99,196
354	Standard Register Co. (The)	1,175
1,800	Timken Co.	94,140
100	Tredegar Corp.	2,158
222	VSE Corp.	6,596
		2,674,083
Information Technology — 9.4%
1,400	Accenture PLC, Class A	76,958
13,300	Alcatel-Lucent ADR	77,273
600	Apple, Inc. †	209,070
12,500	Atmel Corp. †	170,375
12,625	CA, Inc.	305,272
34,705	Dell, Inc. †	503,570
3,255	Dynamics Research Corp. †	53,219
6,500	EMC Corp. †	172,575
14,425	Hewlett-Packard Co.	590,992
14	Hutchinson Technology, Inc. †	39
2,971	International Business Machines Corp.	484,481
2,200	JDS Uniphase Corp. †	45,848
765	Lexmark International, Inc., Class A †	28,336
8,199	Microsoft Corp.	207,927
90	PRGX Global, Inc. †	546
7,100	Symantec Corp. †	131,634
8,675	TE Connectivity, Ltd.	302,064
8,282	United Online, Inc.	52,218
600	Vishay Intertechnology, Inc. †	10,644
42	Vishay Precision Group, Inc. †	658
5,300	Xerox Corp.	56,445
		3,480,144
Materials — 6.8%
950	Agrium, Inc.	87,647
8,200	Alcoa, Inc.	144,730
800	Clearwater Paper Corp. †	65,120
5,190	Domtar Corp.	476,338
1,900	Dow Chemical Co. (The)	71,725
2,500	EI du Pont de Nemours & Co.	137,425
10,134	Freeport-McMoRan Copper & Gold, Inc.	562,944
7,000	KapStone Paper and Packaging Corp. †	120,190
1,843	Neenah Paper, Inc.	40,491
1,097	PH Glatfelter Co.	14,612
4,475	PPG Industries, Inc.	426,065
3,350	Sherwin-Williams Co. (The)	281,366
575	Walter Energy, Inc.	77,872
		2,506,525
Telecommunication Services — 2.0%
12,298	AT&T, Inc.	376,319
5,198	Telephone & Data Systems, Inc.	175,172
4,600	Verizon Communications, Inc.	177,284
		728,775
Utilities — 2.5%
4,000	American Water Works Co., Inc.	112,200
8,050	Edison International	294,550
1,277	Entergy Corp.	85,827
1,039	Integrys Energy Group, Inc.	52,480
2,500	NiSource, Inc.	47,950

Shares		Value
Utilities (continued)
17,977	Questar Corp.	$313,698
		906,705
Total Common Stock (Cost $30,239,174)		36,568,123
Total Investments — 99.3%
(Cost $30,239,174)‡		36,568,123
Other Assets & Liabilities, Net — 0.7%		246,319
NET ASSETS — 100.0%		$36,814,442

†	Non-income producing security.
††	Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting.

ADR — American Depositary Receipt
PLC— Public Limited Company
SDR — Swedish Depositary Receipt

‡	At March 31, 2011, the tax basis cost of the Portfolio's investments was $30,239,174 and the unrealized appreciation and depreciation were $6,713,579 and $(384,630), respectively.

As of March 31, 2011, all of the Portfolio’s investments were considered Level 1.

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements

WIL-QH-001-0500

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 98.7%††
Consumer Discretionary — 12.6%
4,500	1-800-Flowers.com, Inc., Class A †	$14,850
950	American Axle & Manufacturing Holdings, Inc. †	11,961
1,506	America's Car-Mart, Inc. †	38,825
950	Ameristar Casinos, Inc.	16,862
350	ANN, Inc. †	10,188
743	Ascena Retail Group, Inc. †	24,081
912	BJ's Restaurants, Inc. †	35,869
305	Blue Nile, Inc. †	16,467
100	Bob Evans Farms, Inc.	3,260
1,317	Bravo Brio Restaurant Group, Inc. †	23,298
950	Brown Shoe Co., Inc.	11,609
100	CEC Entertainment, Inc.	3,773
300	Cheesecake Factory, Inc. (The) †	9,027
654	Coinstar, Inc. †	30,032
1,250	Cooper Tire & Rubber Co.	32,187
1,000	Cracker Barrel Old Country Store, Inc.	49,140
700	Deckers Outdoor Corp. †	60,305
600	Ethan Allen Interiors, Inc.	13,140
1,420	G-III Apparel Group, Ltd. †	53,364
300	Grand Canyon Education, Inc. †	4,350
718	Group 1 Automotive, Inc.	30,730
300	Jones Group, Inc. (The)	4,125
600	Lee Enterprises, Inc. †	1,620
150	Modine Manufacturing Co. †	2,421
150	OfficeMax, Inc. †	1,941
1,800	Overstock.com, Inc. †	28,296
2,101	Oxford Industries, Inc.	71,833
382	Panera Bread Co., Class A †	48,514
721	PF Chang's China Bistro, Inc.	33,303
200	Polaris Industries, Inc.	17,404
3,100	Quiksilver, Inc. †	13,702
100	Regis Corp.	1,774
300	Saks, Inc. †	3,393
300	Scholastic Corp.	8,112
250	Sinclair Broadcast Group, Inc., Class A	3,135
1,025	Sotheby's	53,915
1,671	Steven Madden, Ltd. †	78,420
550	Talbots, Inc. †	3,322
1,200	Tenneco, Inc. †	50,940
3,183	Texas Roadhouse, Inc., Class A	54,079
127	Warnaco Group, Inc. (The) †	7,263
1,227	Wolverine World Wide, Inc.	45,743
		1,026,573
Consumer Staples — 1.1%
50	Andersons, Inc. (The)	2,436
300	Ruddick Corp.	11,577
1,379	TreeHouse Foods, Inc. †	78,424
50	United Natural Foods, Inc. †	2,241
		94,678
Energy — 9.0%
2,284	Approach Resources, Inc. †	76,742
200	Berry Petroleum Co., Class A	10,090
600	Brigham Exploration Co. †	22,308
400	CARBO Ceramics, Inc.	56,448
2,000	Cheniere Energy, Inc. †	18,620
100	Clayton Williams Energy, Inc. †	10,570
1,700	Clean Energy Fuels Corp. †	27,846
700	Complete Production Services, Inc. †	22,267
700	Crosstex Energy, Inc.	6,965
1,100	CVR Energy, Inc. †	25,476
200	Dril-Quip, Inc. †	15,806
1,200	Energy XXI Bermuda, Ltd. †	40,920

Shares		Value
Energy (continued)
1,100	Goodrich Petroleum Corp. †	$24,442
1,400	Houston American Energy Corp.	21,574
300	James River Coal Co. †	7,251
163	L&L Energy, Inc. †	1,128
200	Lufkin Industries, Inc.	18,694
1,840	McMoRan Exploration Co. †	32,586
1,700	Newpark Resources, Inc. †	13,362
2,010	Petroquest Energy, Inc. †	18,814
298	RAM Energy Resources, Inc. †	620
1,543	Rosetta Resources, Inc. †	73,354
900	Ship Finance International, Ltd.	18,657
1,306	Superior Energy Services, Inc. †	53,546
4,250	USEC, Inc. †	18,700
100	Vaalco Energy, Inc. †	776
500	W&T Offshore, Inc.	11,395
200	Willbros Group, Inc. †	2,184
2,000	World Fuel Services Corp.	81,220
		732,361
Financials — 5.4%
400	American Capital, Ltd. †	3,960
1,800	American Equity Investment Life Holding Co.	23,616
1,400	Bancorp, Inc. †	12,922
100	CNO Financial Group, Inc. †	751
100	Highwoods Properties, Inc.	3,501
1,875	Home Bancshares, Inc.	42,656
1,553	MarketAxess Holdings, Inc.	37,583
1,500	MFA Financial, Inc.	12,300
100	Potlatch Corp.	4,020
3,516	PrivateBancorp, Inc., Class A	53,760
2,219	Prosperity Bancshares, Inc.	94,907
1,044	Signature Bank †	58,881
532	SVB Financial Group †	30,287
1,163	Texas Capital Bancshares, Inc. †	30,226
100	Walter Investment Management Corp.	1,613
2,022	Washington Banking Co.	28,510
		439,493
Health Care — 16.1%
100	Acorda Therapeutics, Inc. †	2,320
200	Air Methods Corp. †	13,450
224	Amedisys, Inc. †	7,840
700	American Medical Systems Holdings, Inc. †	15,148
900	AMERIGROUP Corp. †	57,825
400	Arthrocare Corp. †	13,336
200	athenahealth, Inc. †	9,026
1,000	Bio-Reference Labs, Inc. †	22,440
1,856	Bruker Corp. †	38,698
1,796	Catalyst Health Solutions, Inc. †	100,450
950	Centene Corp. †	31,331
220	Cepheid, Inc. †	6,164
625	Chemed Corp.	41,631
424	Computer Programs & Systems, Inc.	27,255
1,435	Corvel Corp. †	76,314
250	Dionex Corp. †	29,512
250	Haemonetics Corp. †	16,385
1,000	Healthsouth Corp. †	24,980
740	HMS Holdings Corp. †	60,569
1,900	Immucor, Inc. †	37,582
1,440	Impax Laboratories, Inc. †	36,648
1,460	IPC The Hospitalist Co., Inc. †	66,299
250	LHC Group, Inc. †	7,500
100	MedAssets, Inc. †	1,527
550	Medicines Co. (The) †	8,960
700	Medicis Pharmaceutical Corp., Class A	22,428

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Health Care (continued)
1,000	Meridian Bioscience, Inc.	$23,990
500	Momenta Pharmaceuticals, Inc. †	7,925
960	Nektar Therapeutics †	9,091
2,000	Neurocrine Biosciences, Inc. †	15,180
400	NuVasive, Inc. †	10,128
950	Obagi Medical Products, Inc. †	12,008
551	Omnicell, Inc. †	8,397
450	Par Pharmaceutical Cos., Inc. †	13,986
300	Parexel International Corp. †	7,470
5,200	PDL BioPharma, Inc.	30,160
500	Providence Service Corp. (The) †	7,490
896	Quality Systems, Inc.	74,673
1,000	Salix Pharmaceuticals, Ltd. †	35,030
300	Select Medical Holdings Corp. †	2,418
400	Sirona Dental Systems, Inc. †	20,064
400	Staar Surgical Co. †	2,228
525	STERIS Corp.	18,133
2,345	SXC Health Solutions Corp. †	128,506
2,600	Team Health Holdings, Inc. †	45,448
700	Universal American Corp.	16,037
150	Viropharma, Inc. †	2,985
75	West Pharmaceutical Services, Inc.	3,358
921	Zoll Medical Corp. †	41,270
		1,311,593
Industrials — 18.1%
179	AAR Corp. †	4,962
2,362	Acacia Research-Acacia Technologies †	80,828
2,000	ACCO Brands Corp. †	19,080
900	Actuant Corp., Class A	26,100
700	Aircastle, Ltd.	8,449
1,100	Altra Holdings, Inc. †	25,982
100	American Science & Engineering, Inc.	9,236
400	American Superconductor Corp. †	9,948
1,665	BE Aerospace, Inc. †	59,157
100	Belden, Inc.	3,755
1,200	Blount International, Inc. †	19,176
800	BlueLinx Holdings, Inc. †	2,960
425	Brady Corp., Class A	15,168
614	Briggs & Stratton Corp.	13,907
3,288	Builders FirstSource, Inc. †	9,338
900	Cenveo, Inc. †	5,877
733	Chart Industries, Inc. †	40,344
2,300	Coleman Cable, Inc. †	20,378
175	Columbus McKinnon Corp. †	3,230
900	Deluxe Corp.	23,886
100	DigitalGlobe, Inc. †	2,803
800	Encore Wire Corp.	19,472
1,100	EnerNOC, Inc. †	21,021
2,361	EnerSys †	93,850
200	Foster (L.B.) Co., Class A	8,622
100	GenCorp, Inc. †	598
100	Greenbrier Cos., Inc. †	2,838
1,900	Griffon Corp. †	24,947
300	HEICO Corp.	18,756
1,200	Hexcel Corp. †	23,628
1,155	HUB Group, Inc., Class A †	41,800
675	Insperity, Inc.	20,506
100	Interface, Inc., Class A	1,849
389	Kaman Corp.	13,693
2,650	Meritor, Inc. †	44,970
1,440	Miller Industries, Inc.	23,386
1,050	Mine Safety Appliances Co.	38,503
2,100	Mistras Group, Inc. †	36,141
200	Mueller Industries, Inc.	7,324
1,175	Nordson Corp.	135,196
700	Pike Electric Corp. †	6,664

Shares		Value
Industrials (continued)
300	Polypore International, Inc. †	$17,274
100	PowerSecure International, Inc. †	860
100	RBC Bearings, Inc. †	3,823
2,011	Rollins, Inc.	40,823
100	Rush Enterprises, Inc., Class A †	1,980
100	Standard Parking Corp. †	1,776
275	Sun Hydraulics Corp.	11,853
1,000	TAL International Group, Inc.	36,270
1,000	Tennant Co.	42,040
400	Textainer Group Holdings, Ltd.	14,864
276	Titan International, Inc.	7,344
1,600	Titan Machinery, Inc. †	40,400
875	Tredegar Corp.	18,883
890	Triumph Group, Inc.	78,721
1,000	Tutor Perini Corp.	24,360
650	United Continental Holdings, Inc. †	14,943
100	United Rentals, Inc. †	3,328
1,488	UTi Worldwide, Inc.	30,117
300	VSE Corp.	8,913
824	Wabtec Corp.	55,892
200	Watsco, Inc.	13,942
700	Woodward Governor Co.	24,192
		1,480,926
Information Technology — 29.7%
400	Acme Packet, Inc. †	28,384
675	Actuate Corp. †	3,510
200	ADTRAN, Inc.	8,492
100	Advanced Energy Industries, Inc. †	1,635
3,713	Allot Communications, Ltd. †	58,146
3,150	Amkor Technology, Inc. †	21,231
1,100	Anixter International, Inc.	76,879
1,606	Ariba, Inc. †	54,829
1,785	Aruba Networks, Inc. †	60,404
100	Aspen Technology, Inc. †	1,499
600	ATMI, Inc. †	11,328
502	Blackbaud, Inc.	13,674
200	Blackboard, Inc. †	7,248
650	Blue Coat Systems, Inc. †	18,304
4,500	Brightpoint, Inc. †	48,780
320	Cabot Microelectronics Corp. †	16,720
675	CACI International, Inc., Class A †	41,391
700	Cardtronics, Inc. †	14,245
632	Ceva, Inc. †	16,893
1,000	Cirrus Logic, Inc. †	21,030
250	Cognex Corp.	7,062
200	Coherent, Inc. †	11,622
200	CommVault Systems, Inc. †	7,976
200	Constant Contact, Inc. †	6,980
556	CSG Systems International, Inc. †	11,087
703	CTS Corp.	7,592
625	Cymer, Inc. †	35,363
1,125	Daktronics, Inc.	12,094
615	Digital River, Inc. †	23,019
200	Diodes, Inc. †	6,812
2,175	Earthlink, Inc.	17,030
300	Echo Global Logistics, Inc. †	3,939
375	Emulex Corp. †	4,001
400	Energy Conversion Devices, Inc. †	904
650	Entegris, Inc. †	5,700
400	Epicor Software Corp. †	4,428
300	Euronet Worldwide, Inc. †	5,799
50	FARO Technologies, Inc. †	2,000
300	FEI Co. †	10,116
200	Finisar Corp. †	4,920
557	GSI Commerce, Inc. †	16,303
50	Harmonic, Inc. †	469

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology (continued)
1,379	Heartland Payment Systems, Inc.	$24,174
75	Hittite Microwave Corp. †	4,783
900	iGate Corp.	16,893
1,150	Infinera Corp. †	9,649
607	Informatica Corp. †	31,704
850	Insight Enterprises, Inc. †	14,476
125	IPG Photonics Corp. †	7,210
1,987	Ixia †	31,554
775	j2 Global Communications, Inc. †	22,870
100	Jack Henry & Associates, Inc.	3,389
550	Kenexa Corp. †	15,174
1,750	L-1 Identity Solutions, Inc., Class 1 †	20,615
100	Littelfuse, Inc.	5,710
2,650	LivePerson, Inc. †	33,496
100	LogMeIn, Inc. †	4,216
650	Manhattan Associates, Inc. †	21,268
300	Mantech International Corp., Class A †	12,720
2,150	Marchex, Inc., Class B	16,921
802	MAXIMUS, Inc.	65,098
850	Micrel, Inc.	11,458
1,520	Microsemi Corp. †	31,479
575	MicroStrategy, Inc., Class A †	77,326
50	ModusLink Global Solutions, Inc.	273
650	Monolithic Power Systems, Inc. †	9,223
3,690	Motricity, Inc. †	55,461
38	Multi-Fineline Electronix, Inc. †	1,072
428	Netgear, Inc. †	13,884
50	Netscout Systems, Inc. †	1,366
500	Network Engines, Inc. †	1,015
350	Newport Corp. †	6,241
900	Oclaro, Inc. †	10,359
200	Omnivision Technologies, Inc. †	7,106
630	OpenTable, Inc. †	67,001
574	Opnet Technologies, Inc.	22,380
700	Pegasystems, Inc.	26,558
1,650	Photronics, Inc. †	14,801
200	Plantronics, Inc.	7,324
175	Plexus Corp. †	6,136
1,952	Power-One, Inc. †	17,080
577	Progress Software Corp. †	16,785
5,200	Quantum Corp. †	13,104
1,300	Quest Software, Inc. †	33,007
1,000	Rackspace Hosting, Inc. †	42,850
700	Radisys Corp. †	6,062
1,650	RF Micro Devices, Inc. †	10,576
1,755	RightNow Technologies, Inc. †	54,931
2,300	Riverbed Technology, Inc. †	86,595
100	Rofin-Sinar Technologies, Inc. †	3,950
350	Rogers Corp. †	15,771
1,300	Sanmina-SCI Corp. †	14,573
200	SAVVIS, Inc. †	7,418
400	Scansource, Inc. †	15,196
450	Solera Holdings, Inc.	22,995
2,832	Sourcefire, Inc. †	77,908
225	Standard Microsystems Corp. †	5,549
300	STEC, Inc. †	6,027
300	SuccessFactors, Inc. †	11,727
746	Synaptics, Inc. †	20,157
1,537	Synchronoss Technologies, Inc. †	53,411
600	SYNNEX Corp. †	19,638
255	Syntel, Inc.	13,319
1,182	Taleo Corp., Class A †	42,138
1,475	TeleTech Holdings, Inc. †	28,585
500	Travelzoo, Inc. †	33,295
400	TTM Technologies, Inc. †	7,264
1,600	Ultra Clean Holdings †	16,544

Shares		Value
Information Technology (continued)
350	Unisys Corp. †	$10,927
4,150	United Online, Inc.	26,166
500	Universal Display Corp. †	27,520
2,150	ValueClick, Inc. †	31,089
300	VASCO Data Security International, Inc. †	4,119
1,100	Veeco Instruments, Inc. †	55,924
1,064	VeriFone Systems, Inc. †	58,467
200	VirnetX Holding Corp.	3,982
1,761	Volterra Semiconductor Corp. †	43,726
200	Xyratex, Ltd. †	2,236
		2,422,832
Materials — 5.8%
300	A Schulman, Inc.	7,416
500	Allied Nevada Gold Corp. †	17,740
325	Arch Chemicals, Inc.	13,517
200	Calgon Carbon Corp. †	3,176
250	Compass Minerals International, Inc.	23,383
100	Domtar Corp.	9,178
250	Ferro Corp. †	4,147
1,100	Golden Star Resources, Ltd. †	3,267
1,200	Graham Packaging Co., Inc. †	20,916
650	HB Fuller Co.	13,962
300	Koppers Holdings, Inc.	12,810
1,830	Kraton Performance Polymers, Inc. †	69,997
50	Myers Industries, Inc.	496
300	NewMarket Corp.	47,466
1,200	Olin Corp.	27,504
500	Omnova Solutions, Inc. †	3,935
100	Rock-Tenn Co., Class A	6,935
200	Rockwood Holdings, Inc. †	9,844
400	Sensient Technologies Corp.	14,336
1,000	Solutia, Inc. †	25,400
300	Spartech Corp. †	2,175
200	Stillwater Mining Co. †	4,586
2,253	TPC Group, Inc. †	65,044
1,650	WR Grace & Co. †	63,179
		470,409
Telecommunication Services — 0.9%
4,400	Alaska Communications Systems Group, Inc.	46,860
1,750	Global Crossing, Ltd. †	24,360
1,250	PAETEC Holding Corp. †	4,175
		75,395
Total Common Stock (Cost $5,557,987)		8,054,260
Total Investments — 98.7%
(Cost $5,557,987)‡		8,054,260
Other Assets & Liabilities, Net — 1.3%		105,588
NET ASSETS — 100.0%		$8,159,848

†	Non-income producing security.
††	Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting purposes.

‡	At March 31, 2011, the tax basis cost of the Portfolio's investments was $5,557,987 and the unrealized appreciation and depreciation were $2,610,101 and $(113,828), respectively.

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2011
Schedule of Investments	(Unaudited)

As of March 31, 2011, all of the Portfolio’s investments were considered Level 1.

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

WIL-QH-001-0500

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 97.6%††
Consumer Discretionary — 6.2%
3,878	1-800-Flowers.com, Inc., Class A †	$12,798
1,040	Ameristar Casinos, Inc.	18,460
65	Ascena Retail Group, Inc. †	2,107
60	Blue Nile, Inc. †	3,239
4,570	Bob Evans Farms, Inc.	148,982
290	Boyd Gaming Corp. †	2,717
1,420	Brown Shoe Co., Inc.	17,352
220	Cabela's, Inc. †	5,502
5,500	California Pizza Kitchen, Inc. †	92,840
170	Columbia Sportswear Co.	10,101
750	Cracker Barrel Old Country Store, Inc.	36,855
150	Deckers Outdoor Corp. †	12,923
460	Dillard's, Inc., Class A	18,455
870	Domino's Pizza, Inc. †	16,034
4,000	Golfsmith International Holdings, Inc. †	16,880
130	Grand Canyon Education, Inc. †	1,885
2,950	Hooker Furniture Corp.	35,282
2,710	Jones Group, Inc. (The)	37,263
210	Men's Wearhouse, Inc. (The)	5,683
1,050	National CineMedia, Inc.	19,603
790	Orbitz Worldwide, Inc. †	2,820
40	Orient-Express Hotels, Ltd., Class A †	495
1,630	Overstock.com, Inc. †	25,624
5,890	Quiksilver, Inc. †	26,034
1,500	Regis Corp.	26,610
1,040	Saks, Inc. †	11,763
850	Tenneco, Inc. †	36,082
1,420	True Religion Apparel, Inc. †	33,327
339	Unifi, Inc. †	5,763
		683,479
Consumer Staples — 2.4%
40	Casey's General Stores, Inc.	1,560
4,450	Elizabeth Arden, Inc. †	133,545
14,800	Smart Balance, Inc. †	67,932
1,175	TreeHouse Foods, Inc. †	66,822
		269,859
Energy — 11.6%
1,670	Berry Petroleum Co., Class A	84,252
170	Bristow Group, Inc. †	8,041
2,950	Carrizo Oil & Gas, Inc. †	108,944
2,440	Cheniere Energy, Inc. †	22,716
1,920	Clean Energy Fuels Corp. †	31,450
1,880	Complete Production Services, Inc. †	59,803
2,800	Crosstex Energy, Inc.	27,860
2,000	CVR Energy, Inc. †	46,320
1,790	Delek US Holdings, Inc.	24,272
2,460	DHT Holdings, Inc.	11,833
490	Energy XXI Bermuda, Ltd. †	16,709
500	Golar LNG, Ltd.	12,790
2,670	Goodrich Petroleum Corp. †	59,327
1,750	Green Plains Renewable Energy, Inc. †	21,035
80	Helix Energy Solutions Group, Inc. †	1,376
1,830	International Coal Group, Inc. †	20,679
120	L&L Energy, Inc. †	830
380	McMoRan Exploration Co. †	6,730
2,590	Newpark Resources, Inc. †	20,357
3,180	Nordic American Tanker Shipping	78,991
1,580	Overseas Shipholding Group, Inc.	50,781
2,740	Petroquest Energy, Inc. †	25,646
460	REX American Resources Corp. †	7,342
550	Rosetta Resources, Inc. †	26,147
3,340	Ship Finance International, Ltd.	69,238

Shares		Value
Energy (continued)
950	SM Energy Co.	$70,481
1,020	Stone Energy Corp. †	34,037
290	Swift Energy Co. †	12,377
20	Tetra Technologies, Inc. †	308
19,555	USEC, Inc. †	86,042
330	Vaalco Energy, Inc. †	2,561
1,210	Venoco, Inc. †	20,679
2,010	W&T Offshore, Inc.	45,808
200	Western Refining, Inc. †	3,390
4,200	World Fuel Services Corp.	170,562
		1,289,714
Financials — 27.2%
1,320	Advance America Cash Advance Centers, Inc.	6,996
370	Alterra Capital Holdings, Ltd.	8,266
8,480	American Capital, Ltd. †	83,952
10,790	American Equity Investment Life Holding Co.	141,565
820	Argo Group International Holdings, Ltd.	27,093
2,550	Aspen Insurance Holdings, Ltd.	70,278
40	Astoria Financial Corp.	575
6,810	Banco Latinoamericano de Comercio Exterior SA, Class E	118,903
2,100	Bancorp, Inc. †	19,383
250	Bank of the Ozarks, Inc.	10,928
290	BGC Partners, Inc., Class A	2,694
1,670	BioMed Realty Trust, Inc.	31,763
360	BofI Holding, Inc. †	5,587
6,180	Boston Private Financial Holdings, Inc.	43,693
1,640	Calamos Asset Management, Inc., Class A	27,208
1,410	Capstead Mortgage Corp.	18,020
2,769	CBL & Associates Properties, Inc.	48,236
1,307	Centerstate Banks, Inc.	9,149
1,420	Chemical Financial Corp.	28,301
7,063	CNO Financial Group, Inc. †	53,043
290	Colonial Properties Trust	5,583
1,040	Community Bank System, Inc.	25,241
50	Credit Acceptance Corp. †	3,537
370	DuPont Fabros Technology, Inc.	8,972
240	E*Trade Financial Corp. †	3,751
50	Education Realty Trust, Inc.	401
145	Enterprise Financial Services Corp.	2,040
1,000	Entertainment Properties Trust	46,820
100	Equity Lifestyle Properties, Inc.	5,765
4,897	Equity One, Inc.	91,917
580	Extra Space Storage, Inc.	12,012
1,050	FBL Financial Group, Inc., Class A	32,256
190	First Citizens BancShares, Inc., Class A	38,110
17,040	First Commonwealth Financial Corp.	116,724
1,210	First Financial Bancorp	20,195
577	First Financial Bankshares, Inc.	29,640
410	First Niagara Financial Group, Inc.	5,568
2,960	FirstMerit Corp.	50,498
190	Flagstar Bancorp, Inc. †	285
3,220	Flagstone Reinsurance Holdings SA	29,012
3,130	FNB Corp.	32,990
6,225	Forestar Group, Inc. †	118,399
1,120	Glacier Bancorp, Inc.	16,856
1,250	Glimcher Realty Trust	11,562
600	Hanover Insurance Group, Inc. (The)	27,150
930	Hatteras Financial Corp.	26,152
1,304	Highwoods Properties, Inc.	45,653
750	Home Properties, Inc.	44,212
1,330	Horace Mann Educators Corp.	22,344
250	Infinity Property & Casualty Corp.	14,873

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Financials (continued)
2,340	Inland Real Estate Corp.	$22,324
960	Invesco Mortgage Capital, Inc.	20,976
3,250	Kennedy-Wilson Holdings, Inc. †	35,295
120	Knight Capital Group, Inc., Class A †	1,608
910	LaBranche & Co., Inc. †	3,576
1,300	LaSalle Hotel Properties	35,100
2,100	Lexington Realty Trust	19,635
765	LTC Properties, Inc.	21,680
4,170	Maiden Holdings, Ltd.	31,233
4,690	MB Financial, Inc.	98,302
410	Meadowbrook Insurance Group, Inc.	4,243
870	Medical Properties Trust, Inc.	10,066
3,356	MF Global Holdings, Ltd. †	27,788
4,568	MFA Financial, Inc.	37,458
1,080	MPG Office Trust, Inc. †	4,007
460	National Retail Properties, Inc.	12,020
766	NBT Bancorp, Inc.	17,457
460	Nelnet, Inc., Class A	10,042
7,180	NewAlliance Bancshares, Inc.	106,551
1,000	Newcastle Investment Corp. †	6,040
3,600	Northwest Bancshares, Inc.	45,144
1,465	Old National Bancorp	15,705
357	One Liberty Properties, Inc.	5,384
330	Oppenheimer Holdings, Inc., Class A	11,058
2,150	PacWest Bancorp	46,763
370	Parkway Properties, Inc.	6,290
590	People's United Financial, Inc.	7,422
580	PHH Corp. †	12,627
540	Piper Jaffray Cos. †	22,372
290	Platinum Underwriters Holdings, Ltd.	11,046
2,080	PMI Group, Inc. (The) †	5,616
630	Potlatch Corp.	25,326
3,100	PrivateBancorp, Inc., Class A	47,399
1,250	Provident Financial Services, Inc.	18,500
960	Pzena Investment Management, Inc., Class A	6,778
580	Radian Group, Inc.	3,950
2,000	RAIT Financial Trust	4,920
1,500	Redwood Trust, Inc.	23,325
250	RLI Corp.	14,413
580	S&T Bancorp, Inc.	12,511
2,550	Selective Insurance Group, Inc.	44,115
920	Sovran Self Storage, Inc.	36,386
1,350	StanCorp Financial Group, Inc.	62,262
750	Sun Communities, Inc.	26,737
3,250	Sunstone Hotel Investors, Inc. †	33,117
8,390	Susquehanna Bancshares, Inc.	78,446
2,450	Texas Capital Bancshares, Inc. †	63,675
170	Tower Group, Inc.	4,085
3,300	Trustco Bank Corp.	19,569
740	Walter Investment Management Corp.	11,936
2,310	Webster Financial Corp.	49,503
8,300	Western Alliance Bancorp †	68,226
250	Wintrust Financial Corp.	9,187
		3,023,345
Health Care — 3.8%
329	Bio-Rad Laboratories, Inc., Class A †	39,526
1,160	Bruker Corp. †	24,186
200	Catalyst Health Solutions, Inc. †	11,186
300	Centene Corp. †	9,894
297	Chemed Corp.	19,783
580	Emeritus Corp. †	14,767
400	Gentiva Health Services, Inc. †	11,212
580	Kindred Healthcare, Inc. †	13,850
560	Magellan Health Services, Inc. †	27,485

Shares		Value
Health Care (continued)
460	MedAssets, Inc. †	$7,024
750	Medicis Pharmaceutical Corp., Class A	24,030
300	Owens & Minor, Inc.	9,744
5,260	PDL BioPharma, Inc.	30,508
580	Providence Service Corp. (The) †	8,688
460	Quality Systems, Inc.	38,337
2,840	Select Medical Holdings Corp. †	22,891
500	Sirona Dental Systems, Inc. †	25,080
910	Staar Surgical Co. †	5,069
2,200	Team Health Holdings, Inc. †	38,456
100	Triple-S Management Corp., Class B †	2,058
1,420	Universal American Corp.	32,532
40	Viropharma, Inc. †	796
		417,102
Industrials — 19.3%
779	AAR Corp. †	21,594
2,880	ACCO Brands Corp. †	27,475
460	Acuity Brands, Inc.	26,905
8,422	Aircastle, Ltd.	101,654
5,020	Albany International Corp., Class A	124,998
120	American Science & Engineering, Inc.	11,083
750	American Superconductor Corp. †	18,653
200	Astec Industries, Inc. †	7,458
2,870	Belden, Inc.	107,769
960	Blount International, Inc. †	15,341
579	BlueLinx Holdings, Inc. †	2,142
290	Brady Corp., Class A	10,350
2,184	Briggs & Stratton Corp.	49,468
3,250	Cenveo, Inc. †	21,223
210	Ceradyne, Inc. †	9,467
1,950	CIRCOR International, Inc.	91,689
1,514	Coleman Cable, Inc. †	13,414
500	Columbus McKinnon Corp. †	9,230
1,350	Deluxe Corp.	35,829
80	EMCOR Group, Inc. †	2,478
1,251	Encore Wire Corp.	30,449
1,590	EnerNOC, Inc. †	30,385
540	EnPro Industries, Inc. †	19,613
850	Foster (L.B.) Co., Class A	36,643
1,790	GenCorp, Inc. †	10,704
910	Great Lakes Dredge & Dock Corp.	6,943
170	Greenbrier Cos., Inc. †	4,825
14,857	Griffon Corp. †	195,072
340	HEICO Corp.	21,257
1,550	Hexcel Corp. †	30,519
760	Higher One Holdings, Inc. †	10,982
352	Kaman Corp.	12,390
330	Korn/Ferry International †	7,349
420	M&F Worldwide Corp. †	10,550
3,850	Marten Transport, Ltd.	85,855
920	MasTec, Inc. †	19,136
1,540	Meritor, Inc. †	26,134
410	Metalico, Inc. †	2,550
420	Michael Baker Corp. †	12,210
325	Middleby Corp. †	30,296
2,090	Miller Industries, Inc.	33,942
1,050	Mine Safety Appliances Co.	38,503
1,170	Mistras Group, Inc. †	20,136
1,370	Mueller Industries, Inc.	50,169
3,670	Mueller Water Products, Inc., Class A	16,442
270	Nordson Corp.	31,066
117	Northwest Pipe Co. †	2,683
3,100	Orbital Sciences Corp. †	58,652
6,050	Orion Marine Group, Inc. †	64,977
508	Pike Electric Corp. †	4,836

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Industrials (continued)
380	PowerSecure International, Inc. †	$3,268
1,490	Robbins & Myers, Inc.	68,525
830	Rush Enterprises, Inc., Class A †	16,434
1,000	Sterling Construction Co., Inc. †	16,880
1,380	TAL International Group, Inc.	50,053
960	Tennant Co.	40,358
80	Titan International, Inc.	2,129
1,500	Titan Machinery, Inc. †	37,875
1,670	Tredegar Corp.	36,039
3,773	Tutor Perini Corp.	91,910
750	Unifirst Corp.	39,757
840	United Rentals, Inc. †	27,955
90	United Stationers, Inc.	6,395
870	US Airways Group, Inc. †	7,578
500	VSE Corp.	14,855
205	WABCO Holdings, Inc. †	12,636
600	Watsco, Inc.	41,826
40	Woodward Governor Co.	1,382
		2,149,343
Information Technology — 15.2%
1,670	Acxiom Corp. †	23,964
170	ADTRAN, Inc.	7,218
960	Advanced Energy Industries, Inc. †	15,696
3,360	Agilysys, Inc. †	19,286
3,710	Amkor Technology, Inc. †	25,005
1,780	Anixter International, Inc.	124,404
313	Arris Group, Inc. †	3,988
290	Aruba Networks, Inc. †	9,814
1,500	Blackbaud, Inc.	40,860
1,000	Blackboard, Inc. †	36,240
2,920	Brightpoint, Inc. †	31,653
15,350	Brocade Communications Systems, Inc. †	94,402
910	Cavium Networks, Inc. †	40,886
3,420	CDC Corp., Class A †	8,721
380	Cognex Corp.	10,735
1,950	Coherent, Inc. †	113,314
80	Constant Contact, Inc. †	2,792
4,000	Convergys Corp. †	57,440
1,570	CTS Corp.	16,956
580	Daktronics, Inc.	6,235
3,690	Earthlink, Inc.	28,893
80	Echo Global Logistics, Inc. †	1,050
1,880	Emulex Corp. †	20,060
5,510	Energy Conversion Devices, Inc. †	12,453
10,200	Entegris, Inc. †	89,454
250	Epicor Software Corp. †	2,767
1,080	Evergreen Solar, Inc. †	1,458
960	Finisar Corp. †	23,616
210	GSI Commerce, Inc. †	6,147
1,210	iGate Corp.	22,712
426	Imation Corp. †	4,746
1,500	Insight Enterprises, Inc. †	25,545
1,670	Mantech International Corp., Class A †	70,808
1,130	Maxwell Technologies, Inc. †	19,515
1,550	Micrel, Inc.	20,894
830	Monotype Imaging Holdings, Inc. †	12,035
250	MTS Systems Corp.	11,388
590	Multi-Fineline Electronix, Inc. †	16,650
170	Netgear, Inc. †	5,515
1,210	Omnivision Technologies, Inc. †	42,991
250	OpenTable, Inc. †	26,587
640	Pegasystems, Inc.	24,282
3,840	Photronics, Inc. †	34,445
170	Plantronics, Inc.	6,225
190	Power-One, Inc. †	1,663

Shares		Value
Information Technology (continued)
540	Quest Software, Inc. †	$13,711
1,250	Radisys Corp. †	10,825
340	Riverbed Technology, Inc. †	12,801
460	Rogers Corp. †	20,728
330	Sanmina-SCI Corp. †	3,699
1,760	Scansource, Inc. †	66,862
210	SolarWinds, Inc. †	4,926
4,986	Standard Microsystems Corp. †	122,955
1,880	STEC, Inc. †	37,769
870	SYNNEX Corp. †	28,475
460	Syntel, Inc.	24,026
410	Take-Two Interactive Software, Inc. †	6,302
100	Travelzoo, Inc. †	6,659
900	TTM Technologies, Inc. †	16,344
1,150	Unisys Corp. †	35,903
9,010	United Online, Inc.	56,808
90	Universal Display Corp. †	4,954
		1,695,255
Materials — 10.7%
170	A Schulman, Inc.	4,202
1,018	Arch Chemicals, Inc.	42,339
8,000	Aurizon Mines, Ltd. †	56,240
960	Boise, Inc.	8,794
1,400	Buckeye Technologies, Inc.	38,122
1,120	Century Aluminum Co. †	20,922
800	Coeur d'Alene Mines Corp. †	27,824
3,400	Globe Specialty Metals, Inc.	77,384
2,693	Graham Packaging Co., Inc. †	46,939
170	Haynes International, Inc.	9,426
1,830	HB Fuller Co.	39,308
3,090	Hecla Mining Co. †	28,057
1,400	Horsehead Holding Corp. †	23,870
290	Innophos Holdings, Inc.	13,372
740	Kaiser Aluminum Corp.	36,445
960	Koppers Holdings, Inc.	40,992
250	Materion Corp. †	10,200
1,022	Metals USA Holdings Corp. †	16,730
250	Minerals Technologies, Inc.	17,130
880	Myers Industries, Inc.	8,738
28,650	Northgate Minerals Corp. †	77,355
2,000	Olin Corp.	45,840
460	Olympic Steel, Inc.	15,093
1,000	Packaging Corp. of America	28,890
370	PH Glatfelter Co.	4,928
370	PolyOne Corp.	5,258
1,200	Royal Gold, Inc.	62,880
1,460	Sensient Technologies Corp.	52,326
290	Solutia, Inc. †	7,366
1,812	Spartech Corp. †	13,137
2,650	Temple-Inland, Inc.	62,010
6,400	Thompson Creek Metals Co., Inc. †	80,256
410	Wausau Paper Corp.	3,133
920	Westlake Chemical Corp.	51,704
290	Worthington Industries, Inc.	6,067
2,680	WR Grace & Co. †	102,617
		1,185,894
Telecommunication Services — 0.5%
3,300	Alaska Communications Systems Group, Inc.	35,145
1,580	Global Crossing, Ltd. †	21,994
		57,139
Utilities — 0.7%
1,477	Black Hills Corp.	49,391
219	Otter Tail Corp.	4,978

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Utilities (continued)
650	WGL Holdings, Inc.	$25,350
		79,719
Total Common Stock (Cost $8,288,929)		10,850,849
Total Investments — 97.6%
(Cost $8,288,929)‡		10,850,849
Other Assets & Liabilities, Net — 2.4%		270,239
NET ASSETS — 100.0%		$11,121,088

†	Non-income producing security.
††	Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting purposes.

‡	At March 31, 2011, the tax basis cost of the Portfolio's investments was $8,288,929 and the unrealized appreciation and depreciation were $2,772,396 and $(210,476), respectively.

As of March 31, 2011, all of the Portfolio’s investments were considered Level 1.

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

WIL-QH-001-0500

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2011
Schedule of Investments	(Unaudited)
Shares		Value

COMMON STOCK — 99.5%
Consumer Discretionary — 10.8%
300	1-800-Flowers.com, Inc., Class A †	$990
200	4Kids Entertainment, Inc. †	48
800	99 Cents Only Stores †	15,680
975	Aaron's, Inc.	24,726
900	Abercrombie & Fitch Co., Class A	52,830
300	Acme United Corp.	2,886
800	Advance Auto Parts, Inc.	52,496
850	Aeropostale, Inc. †	20,672
100	AFC Enterprises, Inc. †	1,513
90	AH Belo Corp., Class A †	752
200	Aldila, Inc.	860
600	All American Group, Inc. †	138
4,250	Amazon.com, Inc. †	765,553
400	Ambassadors Group, Inc.	4,380
3,500	American Apparel, Inc. †	3,373
2,400	American Axle & Manufacturing Holdings, Inc. †	30,216
2,625	American Eagle Outfitters, Inc.	41,711
450	American Greetings Corp., Class A	10,620
829	American Public Education, Inc. †	33,533
700	America's Car-Mart, Inc. †	18,046
1,500	Ameristar Casinos, Inc.	26,625
964	ANN, Inc. †	28,062
1,750	Apollo Group, Inc., Class A †	72,993
564	Ascena Retail Group, Inc. †	18,279
200	Ascent Media Corp., Class A †	9,770
2,250	AutoNation, Inc. †	79,582
500	AutoZone, Inc. †	136,780
500	Bally Technologies, Inc. †	18,925
1,000	Beazer Homes USA, Inc. †	4,570
1,400	Bebe Stores, Inc.	8,190
2,925	Bed Bath & Beyond, Inc. †	141,190
950	Belo Corp., Class A †	8,370
4,400	Best Buy Co., Inc.	126,368
200	Big 5 Sporting Goods Corp.	2,384
1,500	Big Lots, Inc. †	65,145
2	Biglari Holdings, Inc. †	847
250	Blue Nile, Inc. †	13,497
300	Bluegreen Corp. †	1,233
112	Blyth, Inc.	3,639
400	Bon-Ton Stores, Inc. (The)	6,200
100	Books-A-Million, Inc., Class A	413
400	Borders Group, Inc. †	104
1,580	BorgWarner, Inc. †	125,910
2,000	Boyd Gaming Corp. †	18,740
500	Bridgepoint Education, Inc. †	8,550
875	Brinker International, Inc.	22,137
1,000	Brookfield Homes Corp. †	9,400
500	Brunswick Corp.	12,715
1,500	Cabela's, Inc. †	37,515
3,525	Cablevision Systems Corp., Class A	122,000
200	Cache, Inc. †	918
400	California Coastal Communities, Inc. (a)†	—
375	California Pizza Kitchen, Inc. †	6,330
500	Callaway Golf Co.	3,410
1,500	Career Education Corp. †	34,080
1,900	Caribou Coffee Co., Inc. †	19,323
1,755	CarMax, Inc. †	56,336
4,200	Carnival Corp.	161,112
850	Carter's, Inc. †	24,336
7,137	CBS Corp., Class B	178,711
977	CEC Entertainment, Inc.	36,862
362	Charles & Colvard, Ltd. †	1,361
2,550	Charming Shoppes, Inc. †	10,863
600	Cheesecake Factory, Inc. (The) †	18,054

Shares		Value
Consumer Discretionary (continued)
2,450	Chico's FAS, Inc.	$36,505
200	Children's Place Retail Stores, Inc. (The) †	9,966
300	Chipotle Mexican Grill, Inc., Class A †	81,711
800	Cinemark Holdings, Inc.	15,480
50	Citi Trends, Inc. †	1,115
700	CKX, Inc. †	2,954
1,000	Clear Channel Outdoor Holdings, Inc., Class A †	14,550
3,900	Coach, Inc.	202,956
100	Cobra Electronics Corp. †	381
200	Coinstar, Inc. †	9,184
1,450	Coldwater Creek, Inc. †	3,828
550	Collective Brands, Inc. †	11,869
110	Collectors Universe	1,559
23,383	Comcast Corp. Special, Class A	578,028
500	Conn's, Inc. †	2,240
2,450	Corinthian Colleges, Inc. †	10,829
200	CROCS, Inc. †	3,568
200	Crown Media Holdings, Inc., Class A †	464
50	CSS Industries, Inc.	942
5	CTM Media Holdings, Inc., Class B	12
300	Cumulus Media, Inc., Class A †	1,302
2,500	Dana Holding Corp. †	43,475
1,500	Darden Restaurants, Inc.	73,695
450	Deckers Outdoor Corp. †	38,767
775	DeVry, Inc.	42,679
1,002	Dick's Sporting Goods, Inc. †	40,060
100	Dillard's, Inc., Class A	4,012
8,668	DIRECTV, Class A †	405,662
1,600	Discovery Communications, Inc., Class A †	63,840
3,025	DISH Network Corp., Class A †	73,689
100	Dixie Group, Inc. †	466
1,275	Dollar Tree, Inc. †	70,788
850	Domino's Pizza, Inc. †	15,665
650	Dover Downs Gaming & Entertainment, Inc.	2,333
3,623	DR Horton, Inc.	42,208
200	DreamWorks Animation SKG, Inc., Class A †	5,586
600	DSW, Inc., Class A †	23,976
3,625	Eastman Kodak Co. †	11,709
642	Education Management Corp. †	13,443
219	Emmis Communications Corp., Class A †	223
300	Empire Resorts, Inc. †	186
250	Entercom Communications Corp., Class A †	2,755
100	Entravision Communications Corp., Class A †	271
1,366	EW Scripps Co. (The), Class A †	13,523
2,600	Exide Technologies †	29,068
3,115	Expedia, Inc.	70,586
1,600	Family Dollar Stores, Inc.	82,112
200	Famous Dave's of America, Inc. †	1,956
1,500	Federal-Mogul Corp. †	37,350
100	Finish Line, Inc. (The), Class A	1,985
1,900	Foot Locker, Inc.	37,468
34,785	Ford Motor Co. †	518,644
1,500	Fortune Brands, Inc.	92,835
300	Forward Industries, Inc. †	1,173
1,700	Fred's, Inc., Class A	22,644
200	Furniture Brands International, Inc. †	910
600	Gaiam, Inc., Class A	3,960
2,625	GameStop Corp., Class A †	59,115
600	Gaming Partners International Corp.	4,140
2,800	Gannett Co., Inc.	42,644
6,750	Gap, Inc. (The)	152,955

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary (continued)
2,950	General Motors Co. †	$91,539
275	Genesco, Inc. †	11,055
2,010	Gentex Corp.	60,802
1,900	Genuine Parts Co.	101,916
701	G-III Apparel Group, Ltd. †	26,344
2,875	Goodyear Tire & Rubber Co. (The) †	43,068
500	Grand Canyon Education, Inc. †	7,250
1,000	Gray Television, Inc. †	2,070
300	Great Wolf Resorts, Inc. †	633
400	Guess?, Inc.	15,740
3,760	H&R Block, Inc.	62,942
1,696	Hanesbrands, Inc. †	45,860
2,475	Harley-Davidson, Inc.	105,163
600	Harman International Industries, Inc.	28,092
1,000	Harte-Hanks, Inc.	11,900
1,300	Hasbro, Inc.	60,892
500	hhgregg, Inc. †	6,695
200	Hibbett Sports, Inc. †	7,162
300	Hillenbrand, Inc.	6,450
18,650	Home Depot, Inc. (The)	691,169
200	Hooker Furniture Corp.	2,392
100	HOT Topic, Inc.	570
1,000	Hovnanian Enterprises, Inc., Class A †	3,530
743	HSN, Inc. †	23,798
600	Hyatt Hotels Corp., Class A †	25,824
450	Iconix Brand Group, Inc. †	9,666
4,450	International Game Technology	72,224
237	International Speedway Corp., Class A	7,063
4,372	Interpublic Group of Cos., Inc. (The)	54,956
743	Interval Leisure Group, Inc. †	12,148
2,292	J.C. Penney Co., Inc.	82,306
775	Jackson Hewitt Tax Service, Inc. †	465
1,500	Jarden Corp.	53,355
500	John Wiley & Sons, Inc., Class A	25,420
6,650	Johnson Controls, Inc.	276,441
378	Jones Group, Inc. (The)	5,198
300	JOS A Bank Clothiers, Inc. †	15,264
600	Journal Communications, Inc., Class A †	3,600
900	Journal Register Co. (a) †	—
300	K12, Inc. †	10,110
800	KB Home	9,952
1,800	Kenneth Cole Productions, Inc., Class A †	23,346
200	Kid Brands, Inc. †	1,470
50	Knology, Inc. †	646
3,600	Kohl's Corp.	190,944
300	Krispy Kreme Doughnuts, Inc. †	2,112
550	K-Swiss, Inc., Class A †	6,198
200	Lakes Entertainment, Inc. †	534
500	Lamar Advertising Co., Class A †	18,470
4,000	Las Vegas Sands Corp. †	168,880
200	La-Z-Boy, Inc., Class Z †	1,910
100	Leapfrog Enterprises, Inc., Class A †	432
450	Lear Corp. (a) †	—
500	Learning Tree International, Inc.	4,395
750	Lee Enterprises, Inc. †	2,025
1,410	Leggett & Platt, Inc.	34,545
1,200	Lennar Corp., Class A	21,744
1,000	Libbey, Inc. †	16,500
1,351	Liberty Global, Inc., Class A †	55,945
1,035	Liberty Media Corp. - Capital, Ser A †	76,248
6,675	Liberty Media Corp. - Interactive, Class A †	107,067
729	Liberty Media Corp. - Starz, Ser A †	56,570
200	Life Time Fitness, Inc. †	7,462
700	Lifetime Brands, Inc.	10,500
200	LIN TV Corp., Class A †	1,186
200	Lincoln Educational Services Corp.	3,178

Shares		Value
Consumer Discretionary (continued)
1,537	Live Nation Entertainment, Inc. †	$15,370
800	Liz Claiborne, Inc. †	4,312
1,800	LKQ Corp. †	43,380
16,781	Lowe's Cos., Inc.	443,522
3,540	Ltd. Brands, Inc.	116,395
5,998	Macy's, Inc.	145,511
881	Madison Square Garden, Inc., Class A †	23,778
100	Marcus Corp.	1,090
700	Marine Products Corp. †	5,551
3,577	Marriott International, Inc., Class A	127,270
3,100	Martha Stewart Living Omnimedia, Class A †	11,501
3,730	Mattel, Inc.	92,989
100	Matthews International Corp., Class A	3,855
496	McClatchy Co. (The), Class A †	1,686
1,500	McCormick & Schmick's Seafood Restaurants, Inc. †	10,830
11,800	McDonald's Corp.	897,862
3,700	McGraw-Hill Cos., Inc. (The)	145,780
271	MDC Holdings, Inc.	6,870
500	Media General, Inc., Class A †	3,440
500	Meritage Homes Corp. †	12,065
4,200	MGM Resorts International †	55,230
577	Mohawk Industries, Inc. †	35,284
1,600	Monarch Casino & Resort, Inc. †	16,640
750	Monro Muffler Brake, Inc.	24,735
150	Morgans Hotel Group Co. †	1,470
300	Morton's Restaurant Group, Inc. †	2,163
700	MTR Gaming Group, Inc. †	1,855
591	Multimedia Games, Inc. †	3,386
500	National CineMedia, Inc.	9,335
50	Nautilus, Inc. †	144
100	Navarre Corp. †	190
600	Netflix, Inc. †	142,398
1,300	New York & Co., Inc. †	9,113
2,100	New York Times Co. (The), Class A †	19,887
2,926	Newell Rubbermaid, Inc.	55,974
19,438	News Corp., Class A	341,331
200	Nexstar Broadcasting Group, Inc., Class A †	1,734
4,550	NIKE, Inc., Class B	344,435
700	Noble International, Ltd. (a) †	—
2,800	Nordstrom, Inc.	125,664
5,525	Office Depot, Inc. †	25,581
1,100	OfficeMax, Inc. †	14,234
3,500	Omnicom Group, Inc.	171,710
2,900	Orbitz Worldwide, Inc. †	10,353
1,560	O'Reilly Automotive, Inc. †	89,638
650	Orleans Homebuilders, Inc. (a) †	—
500	Outdoor Channel Holdings, Inc.	3,730
300	Overstock.com, Inc. †	4,716
50	Oxford Industries, Inc.	1,710
200	Pacific Sunwear of California, Inc. †	722
600	Palm Harbor Homes, Inc. †	20
300	Panera Bread Co., Class A †	38,100
700	Penn National Gaming, Inc. †	25,942
400	Penske Automotive Group, Inc. †	8,008
1,500	PEP Boys-Manny Moe & Jack	19,065
100	Perry Ellis International, Inc. †	2,752
2,050	PetSmart, Inc.	83,948
1,900	Pier 1 Imports, Inc. †	19,285
800	Pinnacle Entertainment, Inc. †	10,896
300	Polaris Industries, Inc.	26,106
700	Polo Ralph Lauren Corp., Class A	86,555
275	Premier Exhibitions, Inc. †	523
200	Pre-Paid Legal Services, Inc. †	13,200
500	priceline.com, Inc. †	253,220

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary (continued)
1,000	PRIMEDIA, Inc.	$4,870
100	Princeton Review, Inc. †	38
3,840	Pulte Group, Inc. †	28,416
50	Quiksilver, Inc. †	221
850	RadioShack Corp.	12,758
2,600	Regal Entertainment Group, Class A	35,100
200	Regis Corp.	3,548
250	Rent-A-Center, Inc., Class A	8,727
100	Retail Ventures, Inc. †	1,725
1,500	Rick's Cabaret International, Inc. †	16,395
100	Rocky Brands, Inc. †	1,528
1,250	Ross Stores, Inc.	88,900
1,625	Royal Caribbean Cruises, Ltd. †	67,048
500	Ruby Tuesday, Inc. †	6,555
2,200	Ruth's Hospitality Group, Inc. †	11,352
1,500	Ryland Group, Inc. (The)	23,850
1,800	Saks, Inc. †	20,358
100	Salem Communications Corp., Class A	375
1,000	Sally Beauty Holdings, Inc. †	14,010
2,500	Scientific Games Corp., Class A †	21,850
1,300	Scripps Networks Interactive, Inc., Class A	65,117
200	Sealy Corp. †	508
925	Sears Holdings Corp. †	76,451
188	Select Comfort Corp. †	2,267
4,375	Service Corp. International	48,388
400	Shoe Carnival, Inc. †	11,220
100	Shuffle Master, Inc. †	1,068
776	Signet Jewelers, Ltd. †	35,712
900	Sinclair Broadcast Group, Inc., Class A	11,286
48,100	Sirius XM Radio, Inc. †	79,846
1,000	Sonic Automotive, Inc., Class A	14,010
800	Sonic Corp. †	7,240
603	Sotheby's	31,718
75	Spartan Motors, Inc.	515
400	Speedway Motorsports, Inc.	6,392
552	Stage Stores, Inc.	10,609
1,892	Stanley Black & Decker, Inc.	144,927
200	Stanley Furniture Co., Inc. †	1,104
8,075	Staples, Inc.	156,816
8,100	Starbucks Corp.	299,295
1,473	Starwood Hotels & Resorts Worldwide, Inc.	85,611
100	Steinway Musical Instruments, Inc. †	2,221
900	Stewart Enterprises, Inc., Class A	6,876
150	Superior Industries International, Inc.	3,846
1,300	Syms Corp. †	8,736
600	Systemax, Inc. †	8,112
1,500	Talbots, Inc. †	9,060
8,200	Target Corp.	410,082
700	Tempur-Pedic International, Inc. †	35,462
450	Tenneco, Inc. †	19,102
500	Thor Industries, Inc.	16,685
1,500	Tiffany & Co.	92,160
400	Timberland Co. (The), Class A †	16,516
4,099	Time Warner Cable, Inc., Class A	292,423
11,558	Time Warner, Inc.	412,621
4,400	TJX Cos., Inc.	218,812
1,600	Toll Brothers, Inc. †	31,632
200	Trans World Entertainment Corp. †	336
300	True Religion Apparel, Inc. †	7,041
1,000	TRW Automotive Holdings Corp. †	55,080
200	Tuesday Morning Corp. †	980
900	Ulta Salon Cosmetics & Fragrance, Inc. †	43,317
200	Universal Electronics, Inc. †	5,912
500	Universal Technical Institute, Inc.	9,725
2,500	Urban Outfitters, Inc. †	74,575

Shares		Value
Consumer Discretionary (continued)
200	Value Line, Inc.	$2,960
300	Valuevision Media, Inc., Class A †	1,908
1,350	VF Corp.	133,015
6,237	Viacom, Inc., Class B	290,145
2,825	Virgin Media, Inc.	78,507
800	Volcom, Inc.	14,824
21,518	Walt Disney Co. (The)	927,211
500	Warnaco Group, Inc. (The) †	28,595
1,150	Warner Music Group Corp. †	7,786
100	Washington Post Co. (The), Class B	43,756
296	Weight Watchers International, Inc.	20,750
6,000	Wendy's/Arby's Group, Inc., Class A	30,180
5	Westwood One, Inc. †	36
572	Whirlpool Corp.	48,826
1,100	Williams-Sonoma, Inc.	44,550
500	Winnebago Industries, Inc. †	6,685
400	Wolverine World Wide, Inc.	14,912
600	World Wrestling Entertainment, Inc., Class A	7,542
2,085	Wyndham Worldwide Corp.	66,324
800	Wynn Resorts, Ltd.	101,800
5,850	Yum! Brands, Inc.	300,573
1,900	Zale Corp. †	7,581
		18,425,723
Consumer Staples — 9.1%
1,000	Alberto-Culver Co., Class B	37,270
200	Alico, Inc.	5,354
2,200	Alliance One International, Inc. †	8,844
24,575	Altria Group, Inc.	639,687
250	Andersons, Inc. (The)	12,180
7,786	Archer-Daniels-Midland Co.	280,374
4,950	Avon Products, Inc.	133,848
500	BJ's Wholesale Club, Inc. †	24,410
312	Boston Beer Co., Inc., Class A †	28,898
1,100	Brown-Forman Corp., Class B	75,130
1,900	Bunge, Ltd.	137,427
3,175	Campbell Soup Co.	105,124
1,500	Central European Distribution Corp. †	17,025
1,100	Church & Dwight Co., Inc.	87,274
1,700	Clorox Co.	119,119
24,820	Coca-Cola Co. (The)	1,646,807
4,120	Coca-Cola Enterprises, Inc.	112,476
5,280	Colgate-Palmolive Co.	426,413
5,573	ConAgra Foods, Inc.	132,359
2,550	Constellation Brands, Inc., Class A †	51,714
800	Corn Products International, Inc.	41,456
4,650	Costco Wholesale Corp.	340,938
16,042	CVS Caremark Corp.	550,561
650	Darling International, Inc. †	9,990
2,134	Dean Foods Co. †	21,340
1,500	Dole Food Co., Inc. †	20,445
2,500	Dr. Pepper Snapple Group, Inc.	92,900
800	Energizer Holdings, Inc. †	56,928
1,600	Estee Lauder Cos., Inc. (The), Class A	154,176
1,125	Flowers Foods, Inc.	30,634
7,400	General Mills, Inc.	270,470
1,500	Hain Celestial Group, Inc. (The) †	48,420
1,100	Hansen Natural Corp. †	66,253
800	Herbalife, Ltd.	65,088
2,600	Hershey Co. (The)	141,310
4,150	HJ Heinz Co.	202,603
2,100	Hormel Foods Corp.	58,464
1,550	Ingles Markets, Inc., Class A	30,706
139	Inter Parfums, Inc.	2,573
1,500	JM Smucker Co. (The)	107,085
3,250	Kellogg Co.	175,435
5,274	Kimberly-Clark Corp.	344,234

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Staples (continued)
19,371	Kraft Foods, Inc., Class A	$607,475
8,125	Kroger Co. (The)	194,756
1,825	Lorillard, Inc.	173,393
700	Mannatech, Inc. †	1,148
1,750	McCormick & Co., Inc.	83,703
2,300	Mead Johnson Nutrition Co., Class A	133,239
200	MGP Ingredients, Inc.	1,744
1,500	Molson Coors Brewing Co., Class B	70,335
700	Nu Skin Enterprises, Inc., Class A	20,125
50	Parametric Sound Corp. †	31
18,840	PepsiCo, Inc.	1,213,484
20,125	Philip Morris International, Inc.	1,320,804
1,200	Prestige Brands Holdings, Inc. †	13,800
585	Pricesmart, Inc.	21,434
33,552	Procter & Gamble Co. (The)	2,066,803
700	Ralcorp Holdings, Inc. †	47,901
100	Reliv International, Inc.	210
6,328	Reynolds American, Inc.	224,834
7,050	Rite Aid Corp. †	7,473
70	Rocky Mountain Chocolate Factory, Inc.	727
4,900	Safeway, Inc.	115,346
50	Sanderson Farms, Inc.	2,296
7,720	Sara Lee Corp.	136,412
700	SIRVA, Inc. (a) †	—
1,200	Smithfield Foods, Inc. †	28,872
3,036	SUPERVALU, Inc.	27,111
7,700	Sysco Corp.	213,290
3,805	Tyson Foods, Inc., Class A	73,018
198	USANA Health Sciences, Inc. †	6,833
11,450	Walgreen Co.	459,603
23,195	Wal-Mart Stores, Inc.	1,207,300
600	WD-40 Co.	25,404
1,625	Whole Foods Market, Inc.	107,088
		15,519,734
Energy — 12.7%
1,500	Alon USA Energy, Inc.	20,550
1,350	Alpha Natural Resources, Inc. †	80,150
6,056	Anadarko Petroleum Corp.	496,108
4,606	Apache Corp.	603,018
1,000	Approach Resources, Inc. †	33,600
2,000	Arch Coal, Inc.	72,080
4,520	Baker Hughes, Inc.	331,904
600	Barnwell Industries, Inc. †	4,302
900	Basic Energy Services, Inc. †	22,959
400	Berry Petroleum Co., Class A	20,180
900	BioFuel Energy Corp. †	738
900	Bolt Technology Corp. †	12,186
300	BP Prudhoe Bay Royalty Trust	35,946
3,100	BPZ Resources, Inc. †	16,461
1,400	Brigham Exploration Co. †	52,052
200	Bristow Group, Inc. †	9,460
375	Bronco Drilling Co., Inc. †	4,238
900	Cabot Oil & Gas Corp.	47,673
1,218	Cal Dive International, Inc. †	8,502
4,500	Callon Petroleum Co. †	34,965
2,800	Cameron International Corp. †	159,880
150	CARBO Ceramics, Inc.	21,168
200	Cheniere Energy, Inc. †	1,862
7,600	Chesapeake Energy Corp.	254,752
24,199	Chevron Corp.	2,599,699
1,047	Cimarex Energy Co.	120,656
1,600	Clean Energy Fuels Corp. †	26,208
800	Complete Production Services, Inc. †	25,448
400	Comstock Resources, Inc. †	12,376
800	Concho Resources, Inc. †	85,840
17,501	ConocoPhillips	1,397,630
2,600	Consol Energy, Inc.	139,438

Shares		Value
Energy (continued)
200	Cross Timbers Royalty Trust	$9,522
2,500	Crosstex Energy, Inc.	24,875
1,000	CVR Energy, Inc. †	23,160
400	Dawson Geophysical Co. †	17,552
1,000	Delek US Holdings, Inc.	13,560
2,500	Delta Petroleum Corp. †	2,275
4,779	Denbury Resources, Inc. †	116,608
4,536	Devon Energy Corp.	416,269
2,477	DHT Holdings, Inc.	11,914
250	Diamond Offshore Drilling, Inc.	19,425
800	Dresser-Rand Group, Inc. †	42,896
300	Dril-Quip, Inc. †	23,709
9,164	El Paso Corp.	164,952
15	Energy Partners, Ltd. †	270
2,575	EOG Resources, Inc.	305,163
1,600	EQT Corp.	79,840
2,700	EXCO Resources, Inc.	55,782
812	Exterran Holdings, Inc. †	19,269
60,569	Exxon Mobil Corp.	5,095,670
1,278	FMC Technologies, Inc. †	120,745
950	Forest Oil Corp. †	35,939
1,100	Frontier Oil Corp.	32,252
1,500	General Maritime Corp.	3,075
2,100	Geokinetics, Inc. †	17,682
100	GeoMet, Inc. †	164
500	Georesources, Inc. †	15,635
1,450	Global Industries, Ltd. †	14,195
1,500	Goodrich Petroleum Corp. †	33,330
381	Gulf Island Fabrication, Inc.	12,257
300	Gulfmark Offshore, Inc., Class A †	13,353
1,250	Gulfport Energy Corp. †	45,188
10,781	Halliburton Co.	537,325
1,000	Helix Energy Solutions Group, Inc. †	17,200
1,150	Helmerich & Payne, Inc.	78,993
1,900	Hercules Offshore, Inc. †	12,559
3,265	Hess Corp.	278,211
500	Hornbeck Offshore Services, Inc. †	15,425
2,325	International Coal Group, Inc. †	26,273
1,750	ION Geophysical Corp. †	22,207
450	James River Coal Co. †	10,876
1,200	Key Energy Services, Inc. †	18,660
2,100	Kodiak Oil & Gas Corp. †	14,070
8,822	Marathon Oil Corp.	470,301
900	Massey Energy Co.	61,524
450	Matrix Service Co. †	6,255
2,875	McDermott International, Inc. †	72,996
1,500	McMoRan Exploration Co. †	26,565
2,400	Murphy Oil Corp.	176,208
3,100	Nabors Industries, Ltd. †	94,178
5,345	National Oilwell Varco, Inc.	423,698
1,525	Newfield Exploration Co. †	115,915
875	Newpark Resources, Inc. †	6,878
100	NGAS Resources, Inc. †	69
1,400	Noble Energy, Inc.	135,310
400	Oasis Petroleum, Inc. †	12,648
10,010	Occidental Petroleum Corp.	1,045,945
850	Oceaneering International, Inc. †	76,032
500	Oil States International, Inc. †	38,070
113	OYO Geospace Corp. †	11,140
100	Pacific Ethanol, Inc. †	63
3,600	Parker Drilling Co. †	24,876
730	Patriot Coal Corp. †	18,856
1,950	Patterson-UTI Energy, Inc.	57,310
3,550	Peabody Energy Corp.	255,458
3,147	Petrohawk Energy Corp. †	77,227
496	Petroleum Development Corp. †	23,813
2,300	Petroquest Energy, Inc. †	21,528

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Energy (continued)
1,350	Pioneer Drilling Co. †	$18,630
1,325	Pioneer Natural Resources Co.	135,044
1,553	Plains Exploration & Production Co. †	56,265
2,050	Pride International, Inc. †	88,048
1,700	Pyramid Oil Co. †	12,036
2,200	QEP Resources, Inc.	89,188
1,700	Quicksilver Resources, Inc. †	24,327
1,900	Range Resources Corp.	111,074
600	Rex Energy Corp. †	6,990
600	Rosetta Resources, Inc. †	28,524
1,600	Rowan Cos., Inc. †	70,688
1,875	RPC, Inc.	47,475
3,400	SandRidge Energy, Inc. †	43,520
16,229	Schlumberger, Ltd.	1,513,517
750	SM Energy Co.	55,642
1,172	Southern Union Co.	33,543
3,800	Southwestern Energy Co. †	163,286
8,341	Spectra Energy Corp.	226,708
1,065	Sunoco, Inc.	48,553
950	Superior Energy Services, Inc. †	38,950
3,500	Syntroleum Corp. †	7,910
1,500	Tesoro Corp. †	40,245
212	TGC Industries, Inc. †	1,647
750	Tidewater, Inc.	44,887
500	Toreador Resources Corp. †	5,390
1,600	Trico Marine Services, Inc. †	112
1,765	Ultra Petroleum Corp. †	86,926
200	Union Drilling, Inc. †	2,050
500	Unit Corp. †	30,975
1,150	USEC, Inc. †	5,060
1,100	Vaalco Energy, Inc. †	8,536
8,114	Valero Energy Corp.	241,959
1,550	Venoco, Inc. †	26,489
8	Verenium Corp. †	24
800	W&T Offshore, Inc.	18,232
300	Warren Resources, Inc. †	1,527
1,500	Western Refining, Inc. †	25,425
500	Westmoreland Coal Co. †	7,325
1,400	Whiting Petroleum Corp. †	102,830
7,050	Williams Cos., Inc. (The)	219,819
800	World Fuel Services Corp.	32,488
		21,545,081
Financials — 16.7%
200	21st Century Holding Co.	616
900	Abington Bancorp, Inc.	11,007
1	Acadia Realty Trust	19
600	Advance America Cash Advance Centers, Inc.	3,180
200	Affirmative Insurance Holdings, Inc. †	506
5,950	Aflac, Inc.	314,041
700	Alexandria Real Estate Equities, Inc.	54,579
7,175	Allstate Corp. (The)	228,022
800	Alterra Capital Holdings, Ltd.	17,872
100	Altisource Portfolio Solutions SA †	3,068
1,725	AMB Property Corp.	62,048
411	Amcore Financial, Inc. †	1
807	American Campus Communities, Inc.	26,631
1,100	American Equity Investment Life Holding Co.	14,432
11,550	American Express Co.	522,060
1,100	American Financial Group, Inc.	38,522
5,100	American International Group, Inc. †	179,214
300	American National Insurance Co.	23,751
3,080	Ameriprise Financial, Inc.	188,126
310	Anchor Bancorp Wisconsin, Inc. †	307
8,225	Annaly Capital Management, Inc.	143,526
1,500	Anworth Mortgage Asset Corp.	10,635

Shares		Value
Financials (continued)
3,550	AON Corp.	$188,008
1,256	Apartment Investment & Management Co., Class A	31,990
2,200	Apollo Investment Corp. †	26,532
200	Arbor Realty Trust, Inc. †	1,136
400	Arch Capital Group, Ltd. †	39,676
4	Arlington Asset Investment Corp., Class A	122
1,150	Arthur J. Gallagher & Co.	34,972
544	Ashford Hospitality Trust, Inc.	5,995
1,100	Aspen Insurance Holdings, Ltd.	30,316
400	Asset Acceptance Capital Corp. †	2,148
1,354	Associated Banc-Corp	20,107
300	Associated Estates Realty Corp.	4,764
1,400	Assurant, Inc.	53,914
600	Assured Guaranty, Ltd.	8,940
700	Astoria Financial Corp.	10,059
847	AvalonBay Communities, Inc.	101,708
600	Avatar Holdings, Inc. †	11,874
1,700	Axis Capital Holdings, Ltd.	59,364
50	Bancorp, Inc. †	462
1,150	BancorpSouth, Inc.	17,768
123,448	Bank of America Corp.	1,645,562
450	Bank of Hawaii Corp.	21,519
14,363	Bank of New York Mellon Corp. (The)	429,023
80	BankAtlantic Bancorp, Inc., Class A †	74
700	BankFinancial Corp.	6,433
8,725	BB&T Corp.	239,501
500	Beneficial Mutual Bancorp, Inc. †	4,310
21,400	Berkshire Hathaway, Inc., Class B †	1,789,682
1,000	BGC Partners, Inc., Class A	9,290
1,000	BioMed Realty Trust, Inc.	19,020
1,000	BlackRock, Inc., Class A	201,010
1,000	Boston Private Financial Holdings, Inc.	7,070
1,625	Boston Properties, Inc.	154,131
2,988	Brandywine Realty Trust	36,274
1,325	BRE Properties, Inc.	62,514
3,075	Brookfield Properties Corp.	54,489
1,500	Brookline Bancorp, Inc.	15,795
1,400	Brown & Brown, Inc.	36,120
100	Camden National Corp.	3,424
1,425	Camden Property Trust	80,969
350	Capital City Bank Group, Inc.	4,438
5,350	Capital One Financial Corp.	277,986
3,839	CapitalSource, Inc.	27,027
700	CapLease, Inc.	3,836
1,700	Capstead Mortgage Corp.	21,726
100	Cardinal Financial Corp.	1,166
288	Cathay General Bancorp	4,910
2,825	CB Richard Ellis Group, Inc., Class A †	75,428
1,780	CBL & Associates Properties, Inc.	31,008
650	Cedar Shopping Centers, Inc.	3,919
12,914	Charles Schwab Corp. (The)	232,839
400	Charter Financial Corp.	4,420
1,500	Chemical Financial Corp.	29,895
6,900	Chimera Investment Corp.	27,324
4,200	Chubb Corp.	257,502
2,394	Cincinnati Financial Corp.	78,523
2,400	CIT Group, Inc. †	102,120
355,650	Citigroup, Inc. †	1,571,973
2,500	City Bank †	775
600	City National Corp.	34,230
775	CME Group, Inc., Class A	233,701
500	CNA Surety Corp. †	12,630
2,900	CNO Financial Group, Inc. †	21,779
750	CoBiz Financial, Inc.	5,212
1,000	Cogdell Spencer, Inc.	5,940

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Financials (continued)
350	Cohen & Steers, Inc.	$10,388
429	Colonial Properties Trust	8,258
276	Columbia Banking System, Inc.	5,291
2,173	Comerica, Inc.	79,793
1,181	Commerce Bancshares, Inc.	47,760
1,293	CommonWealth REIT	33,579
500	Community Bank System, Inc.	12,135
100	Community Trust Bancorp, Inc.	2,767
200	CompuCredit Holdings Corp. †	1,314
850	Corporate Office Properties Trust	30,719
1,863	Cousins Properties, Inc.	15,556
5,500	Crawford & Co., Class B	26,180
950	Cullen/Frost Bankers, Inc.	56,069
1,000	CVB Financial Corp.	9,310
6,450	DCT Industrial Trust, Inc.	35,797
23	Deerfield Capital Corp. †	150
322	Delphi Financial Group, Inc., Class A	9,889
3,995	Developers Diversified Realty Corp.	55,930
3,502	DiamondRock Hospitality Co.	39,117
1,000	Digital Realty Trust, Inc.	58,140
7,425	Discover Financial Services	179,091
1,100	Donegal Group, Inc., Class A	14,707
1,100	Douglas Emmett, Inc.	20,625
400	Duff & Phelps Corp., Class A	6,392
3,101	Duke Realty Corp.	43,445
700	DuPont Fabros Technology, Inc.	16,975
2,778	E*Trade Financial Corp. †	43,420
2,000	East West Bancorp, Inc.	43,920
1,325	Eaton Vance Corp.	42,718
1,000	Education Realty Trust, Inc.	8,030
1,500	eHealth, Inc. †	19,950
200	Encore Capital Group, Inc. †	4,738
700	Endurance Specialty Holdings, Ltd.	34,174
50	Enterprise Financial Services Corp.	703
300	Entertainment Properties Trust	14,046
3,679	Equity Residential	207,532
400	Essex Property Trust, Inc.	49,600
700	Everest Re Group, Ltd.	61,726
500	Extra Space Storage, Inc.	10,355
974	FBL Financial Group, Inc., Class A	29,921
900	Federal Realty Investment Trust	73,404
1,200	Federated Investors, Inc., Class B	32,100
1,000	FelCor Lodging Trust, Inc. †	6,130
3,291	Fidelity National Financial, Inc., Class A	46,502
11,701	Fifth Third Bancorp	162,410
1,200	Financial Institutions, Inc.	21,000
100	First Acceptance Corp. †	192
1,827	First American Financial Corp.	30,145
300	First Bancorp	3,978
166	First BanCorp †	830
500	First Cash Financial Services, Inc. †	19,300
800	First Commonwealth Financial Corp.	5,480
425	First Community Bancshares, Inc.	6,026
100	First Financial Corp.	3,324
2,433	First Horizon National Corp.	27,274
650	First Industrial Realty Trust, Inc. †	7,729
50	First Marblehead Corp. (The) †	110
2,008	First Niagara Financial Group, Inc.	27,269
800	First Potomac Realty Trust	12,600
1,007	FirstMerit Corp.	17,179
950	Flagstone Reinsurance Holdings SA	8,560
1,500	FNB Corp.	15,810
2,100	Forest City Enterprises, Inc., Class A †	39,543
1,950	Franklin Resources, Inc.	243,906
950	Franklin Street Properties Corp.	13,367
490	Frontier Financial Corp. †	88
2,734	Fulton Financial Corp.	30,375

Shares		Value
Financials (continued)
4,665	General Growth Properties, Inc.	$72,214
5,850	Genworth Financial, Inc., Class A †	78,741
400	Getty Realty Corp.	9,152
900	Glacier Bancorp, Inc.	13,545
1,000	Gleacher & Co., Inc. †	1,740
800	Glimcher Realty Trust	7,400
325	Global Indemnity PLC, Class A †	7,144
6,120	Goldman Sachs Group, Inc. (The)	969,836
435	Gramercy Capital Corp. †	1,844
338	Green Bankshares, Inc. †	943
300	Grubb & Ellis Co. †	240
1,000	Guaranty Bancorp †	1,290
100	Hallmark Financial Services †	838
550	Hanmi Financial Corp. †	682
700	Hanover Insurance Group, Inc. (The)	31,675
200	Harleysville Group, Inc.	6,626
4,750	Hartford Financial Services Group, Inc.	127,917
1,175	HCC Insurance Holdings, Inc.	36,789
3,825	HCP, Inc.	145,121
1,200	Health Care REIT, Inc.	62,928
1,500	Healthcare Realty Trust, Inc.	34,050
50	Heritage Commerce Corp. †	236
700	Hersha Hospitality Trust, Class A	4,158
650	Highwoods Properties, Inc.	22,757
1,500	Hilltop Holdings, Inc. †	15,060
660	Home Bancshares, Inc.	15,015
500	Home Properties, Inc.	29,475
1,000	Horace Mann Educators Corp.	16,800
2,500	Hospitality Properties Trust	57,875
7,624	Host Hotels & Resorts, Inc.	134,259
44	Howard Hughes Corp. (The) †	3,108
6,626	Hudson City Bancorp, Inc.	64,140
7,351	Huntington Bancshares, Inc.	48,811
85	IMPAC Mortgage Holdings, Inc. †	234
300	Infinity Property & Casualty Corp.	17,847
1,100	Inland Real Estate Corp.	10,494
1,500	Interactive Brokers Group, Inc., Class A	23,835
875	IntercontinentalExchange, Inc. †	108,097
700	International Bancshares Corp.	12,838
500	International. FCStone, Inc. †	12,710
100	Internet Capital Group, Inc. †	1,420
550	Intervest Bancshares Corp., Class A †	1,402
5,700	Invesco, Ltd.	145,692
2,000	Investment Technology Group, Inc. †	36,380
800	Investors Bancorp, Inc. †	11,912
1,800	Investors Real Estate Trust	17,100
1,564	iStar Financial, Inc. †	14,358
2,475	Janus Capital Group, Inc.	30,863
1,700	Jefferies Group, Inc.	42,398
500	Jones Lang LaSalle, Inc.	49,870
46,859	JPMorgan Chase & Co.	2,160,200
600	Kearny Financial Corp.	6,018
12,173	KeyCorp	108,096
700	Kilroy Realty Corp.	27,181
4,625	Kimco Realty Corp.	84,823
800	Kite Realty Group Trust	4,248
400	Knight Capital Group, Inc., Class A †	5,360
200	LaBranche & Co., Inc. †	786
1,500	LaSalle Hotel Properties	40,500
1,700	Legg Mason, Inc.	61,353
2,505	Leucadia National Corp.	94,038
1,626	Lexington Realty Trust	15,203
1,450	Liberty Property Trust	47,705
3,700	Lincoln National Corp.	111,148
3,300	Loews Corp.	142,197
937	M&T Bank Corp.	82,896
1,287	Macerich Co. (The)	63,745

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Financials (continued)
1,500	Mack-Cali Realty Corp.	$50,850
1,000	Maiden Holdings, Ltd.	7,490
5,370	Marsh & McLennan Cos., Inc.	160,080
9,732	Marshall & Ilsley Corp.	77,759
244	MB Financial, Inc.	5,114
1,900	MBIA, Inc. †	19,076
967	Meadowbrook Insurance Group, Inc.	10,008
600	Medallion Financial Corp.	5,274
500	Medical Properties Trust, Inc.	5,785
12,021	MetLife, Inc.	537,699
2,600	MF Global Holdings, Ltd. †	21,528
3,000	MFA Financial, Inc.	24,600
1,500	MGIC Investment Corp. †	13,335
100	Mid-America Apartment Communities, Inc.	6,420
400	Montpelier Re Holdings, Ltd.	7,068
2,575	Moody's Corp.	87,318
16,525	Morgan Stanley	451,463
7,800	MPG Office Trust, Inc. †	28,938
1,072	MSCI, Inc., Class A †	39,471
600	Nara Bancorp, Inc. †	5,772
2,450	NASDAQ OMX Group, Inc. (The) †	63,308
400	National Interstate Corp.	8,340
2,500	National Penn Bancshares, Inc.	19,350
1,500	National Retail Properties, Inc.	39,195
1,450	Nationwide Health Properties, Inc.	61,668
500	NBT Bancorp, Inc.	11,395
4,312	New York Community Bancorp, Inc.	74,425
2,600	NewAlliance Bancshares, Inc.	38,584
350	Newcastle Investment Corp. †	2,114
10	North Valley Bancorp †	108
2,850	Northern Trust Corp.	144,638
156	NorthStar Realty Finance Corp.	835
875	Northwest Bancshares, Inc.	10,972
3,350	NYSE Euronext	117,820
300	Ocwen Financial Corp. †	3,306
1,500	Old National Bancorp	16,080
3,236	Old Republic International Corp.	41,065
400	Old Second Bancorp, Inc.	400
800	Omega Healthcare Investors, Inc.	17,872
600	OneBeacon Insurance Group, Ltd., Class A	8,118
432	Oriental Financial Group, Inc.	5,422
400	Oritani Financial Corp.	5,072
200	Parkway Properties, Inc.	3,400
900	PartnerRe, Ltd.	71,316
4,347	People's United Financial, Inc.	54,685
123	PHH Corp. †	2,678
1,250	Phoenix Cos., Inc. (The) †	3,400
2,100	Piedmont Office Realty Trust, Inc., Class A	40,761
1,500	Pinnacle Financial Partners, Inc. †	24,810
500	Platinum Underwriters Holdings, Ltd.	19,045
2,684	Plum Creek Timber Co., Inc.	117,049
1,725	PMI Group, Inc. (The) †	4,657
11,575	Popular, Inc. †	33,683
600	Post Properties, Inc.	23,550
1,000	Preferred Bank †	1,490
100	Primus Guaranty, Ltd. †	508
4,400	Principal Financial Group, Inc.	141,284
1,222	PrivateBancorp, Inc., Class A	18,684
265	ProAssurance Corp. †	16,793
7,125	Progressive Corp. (The)	150,551
6,744	ProLogis	107,769
1,000	Protective Life Corp.	26,550
1,500	Provident Financial Services, Inc.	22,200
1,050	Provident New York Bancorp	10,836

Shares		Value
Financials (continued)
5,850	Prudential Financial, Inc.	$360,243
1,639	Public Storage	181,781
2,077	Pzena Investment Management, Inc., Class A	14,664
1,370	Radian Group, Inc.	9,330
200	RAIT Financial Trust	492
1,000	Ramco-Gershenson Properties Trust	12,530
1,200	Raymond James Financial, Inc.	45,888
1,001	Rayonier, Inc.	62,372
1,300	Realty Income Corp.	45,435
2,200	Redwood Trust, Inc.	34,210
1,025	Regency Centers Corp.	44,567
13,306	Regions Financial Corp.	96,602
850	Reinsurance Group of America, Inc., Class A	53,363
700	RenaissanceRe Holdings, Ltd.	48,293
50	Renasant Corp.	849
315	Republic Bancorp, Inc., Class A	6,136
250	Resource America, Inc., Class A	1,600
200	Resource Capital Corp.	1,318
1,700	Roma Financial Corp.	18,819
233	Sabra Healthcare REIT, Inc.	4,103
200	Saul Centers, Inc.	8,910
700	SeaBright Holdings, Inc.	7,175
750	Seacoast Banking Corp. of Florida †	1,185
2,000	SEI Investments Co.	47,760
600	Selective Insurance Group, Inc.	10,380
1,650	Senior Housing Properties Trust	38,016
400	Signature Bank †	22,560
200	Simmons First National Corp., Class A	5,418
3,496	Simon Property Group, Inc.	374,631
1,000	SL Green Realty Corp.	75,200
5,500	SLM Corp. †	84,150
50	Southwest Bancorp, Inc.	709
316	Sovran Self Storage, Inc.	12,498
1,500	St. Joe Co. (The) †	37,605
490	StanCorp Financial Group, Inc.	22,599
400	State Auto Financial Corp.	7,288
6,315	State Street Corp.	283,796
50	Sterling Bancorp, Class N	500
1,100	Sterling Bancshares, Inc.	9,471
300	Stewart Information Services Corp.	3,144
427	Stifel Financial Corp. †	30,654
100	Strategic Hotels & Resorts, Inc. †	645
50	Suffolk Bancorp	1,049
822	Sun Bancorp, Inc. †	2,861
500	Sun Communities, Inc.	17,825
2,595	Sunstone Hotel Investors, Inc. †	26,443
6,580	SunTrust Banks, Inc.	189,767
150	Superior Bancorp †	52
2,190	Susquehanna Bancshares, Inc.	20,477
450	SVB Financial Group †	25,619
10,831	Synovus Financial Corp.	25,994
3,525	T Rowe Price Group, Inc.	234,131
500	Taubman Centers, Inc.	26,790
500	Taylor Capital Group, Inc. †	5,255
1,500	TCF Financial Corp.	23,790
4,103	TD Ameritrade Holding Corp.	85,630
50	Tejon Ranch Co. †	1,837
784	Texas Capital Bancshares, Inc. †	20,376
1,250	TFS Financial Corp.	13,275
1,000	Torchmark Corp.	66,480
100	TowneBank	1,566
100	TradeStation Group, Inc. †	702
5,259	Travelers Cos., Inc. (The)	312,805
90	Tree.com, Inc. †	531
400	Trico Bancshares	6,524

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Financials (continued)
1,208	Trustco Bank Corp.	$7,163
22,609	U.S. Bancorp	597,556
2,328	UDR, Inc.	56,733
760	UMB Financial Corp.	28,390
2,300	Umpqua Holdings Corp.	26,312
2,374	United Community Banks, Inc. †	5,626
317	United Community Financial Corp. †	425
403	United Financial Bancorp, Inc.	6,654
300	United Fire & Casualty Co.	6,063
330	United Security Bancshares †	1,205
350	Unitrin, Inc.	10,808
200	Universal Health Realty Income Trust	8,106
3,407	Unum Group	89,434
500	Urstadt Biddle Properties, Inc., Class A	9,510
937	U-Store-It Trust	9,857
300	Validus Holdings, Ltd.	9,999
1,661	Valley National Bancorp	23,188
1,775	Ventas, Inc.	96,383
565	Virginia Commerce Bancorp, Inc. †	3,243
157	Virtus Investment Partners, Inc. †	9,250
5,450	Visa, Inc., Class A	401,229
2,377	Vornado Realty Trust	207,988
15	W Holding Co., Inc. †	5
2,187	W.R. Berkley Corp.	70,443
1,400	Waddell & Reed Financial, Inc., Class A	56,854
219	Walter Investment Management Corp.	3,532
1,333	Washington Federal, Inc.	23,114
250	Washington Real Estate Investment Trust	7,773
400	Washington Trust Bancorp, Inc.	9,496
550	Waterstone Financial, Inc. †	1,688
1,700	Weingarten Realty Investors	42,602
59,223	Wells Fargo & Co.	1,877,369
383	Westamerica Bancorporation	19,675
1,150	Western Alliance Bancorp †	9,453
200	Westfield Financial, Inc.	1,812
1,500	Whitney Holding Corp.	20,430
700	Wilmington Trust Corp.	3,164
700	Wilshire Bancorp, Inc.	3,430
500	Wintrust Financial Corp.	18,375
10	WP Stewart & Co., Ltd. †	70
1,630	Zions Bancorporation	37,588
400	ZipRealty, Inc. †	1,160
		28,449,389
Health Care — 10.8%
18,200	Abbott Laboratories	892,710
100	Acadia Pharmaceuticals, Inc. †	162
100	Adolor Corp. †	141
4,100	Aetna, Inc.	153,463
200	Affymetrix, Inc. †	1,042
3,746	Agilent Technologies, Inc. †	167,746
300	Air Methods Corp. †	20,175
400	Akorn, Inc. †	2,308
700	Albany Molecular Research, Inc. †	2,982
1,500	Alere, Inc. †	58,710
900	Alexion Pharmaceuticals, Inc. †	88,812
2,150	Align Technology, Inc. †	44,032
3,580	Allergan, Inc.	254,252
700	Alliance HealthCare Services, Inc. †	3,094
1,600	Allos Therapeutics, Inc. †	5,072
1,500	Allscripts Healthcare Solutions, Inc. †	31,485
1,321	Alnylam Pharmaceuticals, Inc. †	12,642
100	AMAG Pharmaceuticals, Inc. †	1,670
201	Amedisys, Inc. †	7,035
1,800	American Caresource Holdings, Inc. †	3,024
900	American Medical Systems Holdings, Inc. †	19,476
500	AMERIGROUP Corp. †	32,125

Shares		Value
Health Care (continued)
3,180	AmerisourceBergen Corp., Class A	$125,801
11,302	Amgen, Inc. †	604,092
300	Amicus Therapeutics, Inc. †	2,127
250	AMN Healthcare Services, Inc. †	2,165
400	Amsurg Corp., Class A †	10,176
1,250	Amylin Pharmaceuticals, Inc. †	14,212
600	Angeion Corp. †	2,994
500	Anika Therapeutics, Inc. †	4,480
300	Arena Pharmaceuticals, Inc. †	417
2,400	ARYx Therapeutics, Inc. †	96
500	AspenBio Pharma, Inc. †	425
200	Atherogenics, Inc. (a) †	—
6,888	Baxter International, Inc.	370,368
800	Beckman Coulter, Inc.	66,456
2,575	Becton Dickinson and Co.	205,022
800	Biodel, Inc. †	1,680
2,055	Biogen Idec, Inc. †	150,816
1,000	BioMarin Pharmaceutical, Inc. †	25,130
500	Bio-Rad Laboratories, Inc., Class A †	60,070
16,439	Boston Scientific Corp. †	118,196
19,050	Bristol-Myers Squibb Co.	503,492
1,000	Brookdale Senior Living, Inc., Class A †	28,000
1,000	Bruker Corp. †	20,850
200	BSD Medical Corp. †	896
1,225	C.R. Bard, Inc.	121,655
700	Cadence Pharmaceuticals, Inc. †	6,447
3,100	Cambrex Corp. †	17,050
100	Capital Senior Living Corp. †	1,062
1,150	Caraco Pharmaceutical Laboratories, Ltd. †	5,980
3,986	Cardinal Health, Inc.	163,944
2,293	CareFusion Corp. †	64,663
500	Catalyst Health Solutions, Inc. †	27,965
1,500	Celera Corp. †	12,165
5,676	Celgene Corp. †	326,540
6,800	Cell Therapeutics, Inc. †	2,530
27	Celldex Therapeutics, Inc. †	109
825	Cephalon, Inc. †	62,518
1,500	Cepheid, Inc. †	42,030
800	Cerner Corp. †	88,960
1,000	Charles River Laboratories International, Inc. †	38,380
3,400	CIGNA Corp.	150,552
200	Cleveland Biolabs, Inc. †	1,500
37	Codexis, Inc. †	439
1,100	Community Health Systems, Inc. †	43,989
100	Computer Programs & Systems, Inc.	6,428
243	Conceptus, Inc. †	3,511
300	CONMED Corp. †	7,884
400	Cooper Cos., Inc. (The)	27,780
1,500	Cornerstone Therapeutics, Inc. †	9,930
550	Covance, Inc. †	30,096
2,416	Coventry Health Care, Inc. †	77,046
500	Cubist Pharmaceuticals, Inc. †	12,620
300	Cyberonics, Inc. †	9,543
1,477	Cynosure, Inc., Class A †	20,516
2,300	Cytori Therapeutics, Inc. †	18,009
1,075	DaVita, Inc. †	91,923
1,700	Dendreon Corp. †	63,631
2,075	DENTSPLY International, Inc.	76,754
200	Dionex Corp. †	23,610
100	Dyax Corp. †	161
1,100	Edwards Lifesciences Corp. †	95,700
10,395	Eli Lilly & Co.	365,592
1,243	Emdeon, Inc., Class A †	20,025
200	Emergency Medical Services Corp., Class A †	12,718

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Health Care (continued)
793	Emergent Biosolutions, Inc. †	$19,159
3,500	Emergent Group, Inc.	29,610
889	Emeritus Corp. †	22,634
1,650	Endo Pharmaceuticals Holdings, Inc. †	62,964
1,100	eResearchTechnology, Inc. †	7,447
800	Exelixis, Inc. †	9,040
6,200	Express Scripts, Inc., Class A †	344,782
100	Five Star Quality Care, Inc. †	813
2,600	Forest Laboratories, Inc. †	83,980
116	Furiex Pharmaceuticals, Inc. †	1,958
1,500	Genomic Health, Inc. †	36,900
575	Gen-Probe, Inc. †	38,151
50	Gentiva Health Services, Inc. †	1,401
3,305	Genzyme Corp. †	251,676
1,100	Geron Corp. †	5,555
9,200	Gilead Sciences, Inc. †	390,448
450	GTx, Inc. †	1,157
1,700	Halozyme Therapeutics, Inc. †	11,407
3,350	Health Management Associates, Inc., Class A †	36,515
1,700	Health Net, Inc. †	55,590
1,000	Healthsouth Corp. †	24,980
500	Healthspring, Inc. †	18,685
1,100	Henry Schein, Inc. †	77,187
300	Hill-Rom Holdings, Inc.	11,394
2,452	Hologic, Inc. †	54,434
1,740	Hospira, Inc. †	96,048
1,650	Human Genome Sciences, Inc. †	45,293
1,500	Humana, Inc. †	104,910
200	ICU Medical, Inc. †	8,756
1,300	Idenix Pharmaceuticals, Inc. †	4,316
1,388	Illumina, Inc. †	97,257
780	Immucor, Inc. †	15,428
3,500	Incyte Corp., Ltd. †	55,475
600	Infinity Pharmaceuticals, Inc. †	3,528
300	Integra LifeSciences Holdings Corp. †	14,226
450	InterMune, Inc. †	21,235
300	Intuitive Surgical, Inc. †	100,038
200	IRIS International, Inc. †	1,804
700	Isis Pharmaceuticals, Inc. †	6,328
300	Jazz Pharmaceuticals, Inc. †	9,555
32,585	Johnson & Johnson	1,930,661
300	Kendle International, Inc. †	3,213
300	Keryx Biopharmaceuticals, Inc. †	1,500
650	Kinetic Concepts, Inc. †	35,373
400	KV Pharmaceutical Co., Class A †	2,396
1,475	Laboratory Corp. of America Holdings †	135,892
200	LCA-Vision, Inc. †	1,350
600	LHC Group, Inc. †	18,000
2,233	Life Technologies Corp. †	117,054
565	LifePoint Hospitals, Inc. †	22,702
16	Ligand Pharmaceuticals, Inc., Class B †	160
1,050	Lincare Holdings, Inc.	31,143
400	Magellan Health Services, Inc. †	19,632
500	MAKO Surgical Corp. †	12,100
1,600	MannKind Corp. †	5,840
50	Marina Biotech, Inc. †	36
600	Masimo Corp.	19,860
200	Maxygen, Inc.	1,040
2,900	McKesson Corp.	229,245
400	MedAssets, Inc. †	6,108
4,648	Medco Health Solutions, Inc. †	261,032
600	Medicis Pharmaceutical Corp., Class A	19,224
600	Mednax, Inc. †	39,966
12,868	Medtronic, Inc.	506,356
32,655	Merck & Co., Inc.	1,077,942
100	Merge Healthcare, Inc. †	488

Shares		Value
Health Care (continued)
300	Mettler-Toledo International, Inc. †	$51,600
400	Molina Healthcare, Inc. †	16,000
1,200	Momenta Pharmaceuticals, Inc. †	19,020
4,150	Mylan, Inc. †	94,080
375	Myrexis, Inc. †	1,448
1,500	Myriad Genetics, Inc. †	30,225
300	National Healthcare Corp.	13,947
950	Nektar Therapeutics †	8,996
200	Neurocrine Biosciences, Inc. †	1,518
900	Oculus Innovative Sciences, Inc. †	1,818
1,300	Omnicare, Inc.	38,987
1,325	Onyx Pharmaceuticals, Inc. †	46,614
1,500	Optimer Pharmaceuticals, Inc. †	17,745
750	Orexigen Therapeutics, Inc. †	2,107
700	Owens & Minor, Inc.	22,736
50	Palomar Medical Technologies, Inc. †	743
500	Parexel International Corp. †	12,450
1,950	Patterson Cos., Inc.	62,770
800	PDI, Inc. †	6,488
1,100	PDL BioPharma, Inc.	6,380
1,517	PerkinElmer, Inc.	39,852
1,100	Perrigo Co.	87,472
98,104	Pfizer, Inc.	1,992,492
1,400	Pharmaceutical Product Development, Inc.	38,794
381	PharMerica Corp. †	4,359
400	Pozen, Inc. †	2,148
800	Progenics Pharmaceuticals, Inc. †	4,944
200	Providence Service Corp. (The) †	2,996
500	PSS World Medical, Inc. †	13,575
200	PURE Bioscience, Inc. †	312
1,525	Quest Diagnostics, Inc.	88,023
1,000	Questcor Pharmaceuticals, Inc. †	14,410
600	Regeneron Pharmaceuticals, Inc. †	26,964
1,800	ResMed, Inc. †	54,000
1,600	Rigel Pharmaceuticals, Inc. †	11,376
418	RTI Biologics, Inc. †	1,195
500	RXi Pharmaceuticals Corp. †	690
600	Salix Pharmaceuticals, Ltd. †	21,018
300	Sangamo Biosciences, Inc. †	2,499
800	Savient Pharmaceuticals, Inc. †	8,480
1,500	Seattle Genetics, Inc. †	23,355
1,500	Sequenom, Inc. †	9,495
600	Simulations Plus, Inc. †	1,920
350	Sirona Dental Systems, Inc. †	17,556
700	Skilled Healthcare Group, Inc., Class A †	10,073
600	Solta Medical, Inc. †	1,980
100	Somaxon Pharmaceuticals, Inc. †	283
4,250	St. Jude Medical, Inc.	217,855
650	STERIS Corp.	22,451
3,070	Stryker Corp.	186,656
233	Sun Healthcare Group, Inc. †	3,278
200	Symmetry Medical, Inc. †	1,960
400	Synta Pharmaceuticals Corp. †	2,104
1,500	Talecris Biotherapeutics Holdings Corp. †	40,200
500	Techne Corp.	35,800
500	Teleflex, Inc.	28,990
5,626	Tenet Healthcare Corp. †	41,914
5,159	Thermo Fisher Scientific, Inc. †	286,582
600	Thoratec Corp. †	15,558
1,000	TranS1, Inc. †	4,320
50	Transcend Services, Inc. †	1,200
80	Transcept Pharmaceuticals, Inc. †	655
600	Triple-S Management Corp., Class B †	12,348
600	United American Healthcare Corp. †	174
12,512	UnitedHealth Group, Inc.	565,542
500	Universal American Corp.	11,455

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Health Care (continued)
1,600	Varian Medical Systems, Inc. †	$108,224
1,500	VCA Antech, Inc. †	37,770
2,100	Vertex Pharmaceuticals, Inc. †	100,653
800	Viropharma, Inc. †	15,920
500	Volcano Corp. †	12,800
1,200	Waters Corp. †	104,280
1,350	Watson Pharmaceuticals, Inc. †	75,614
5,091	WellPoint, Inc.	355,301
2,400	Zimmer Holdings, Inc. †	145,272
200	Zoll Medical Corp. †	8,962
		18,332,222
Industrials — 11.2%
7,900	3M Co.	738,650
1,500	A123 Systems, Inc. †	9,525
300	Acacia Research-Acacia Technologies †	10,266
240	Actuant Corp., Class A	6,960
300	Acuity Brands, Inc.	17,547
1,100	Aecom Technology Corp. †	30,503
1,200	AeroCentury Corp. †	17,880
850	AGCO Corp. †	46,724
3,200	Aircastle, Ltd.	38,624
1,500	AirTran Holdings, Inc. †	11,175
300	Alaska Air Group, Inc. †	19,026
1,000	Albany International Corp., Class A	24,900
350	Alexander & Baldwin, Inc.	15,978
250	Alliant Techsystems, Inc.	17,668
100	Amerco, Inc. †	9,700
151	Ameron International Corp.	10,538
1,575	AMETEK, Inc.	69,095
3,275	AMR Corp. †	21,157
1,500	Amrep Corp. †	14,625
500	Apogee Enterprises, Inc.	6,595
200	Armstrong World Industries, Inc.	9,254
250	Ascent Solar Technologies, Inc. †	718
200	Astec Industries, Inc. †	7,458
1,100	Avery Dennison Corp.	46,156
992	Avis Budget Group, Inc. †	17,767
300	AZZ, Inc.	13,680
1,437	Babcock & Wilcox Co. †	47,967
200	Badger Meter, Inc.	8,242
600	Barnes Group, Inc.	12,528
1,075	BE Aerospace, Inc. †	38,195
500	Blount International, Inc. †	7,990
900	BlueLinx Holdings, Inc. †	3,330
7,200	Boeing Co. (The)	532,296
445	Brady Corp., Class A	15,882
450	Brink's Co. (The)	14,899
1,100	Bucyrus International, Inc., Class A	100,595
450	Builders FirstSource, Inc. †	1,278
150	Building Materials Holding Corp. (a) †	—
4	C&D Technologies, Inc. †	33
500	Carlisle Cos., Inc.	22,275
100	Casella Waste Systems, Inc., Class A †	717
6,500	Caterpillar, Inc.	723,775
1,300	CBIZ, Inc. †	9,373
400	CDI Corp.	5,916
400	Ceco Environmental Corp. †	2,368
300	Celadon Group, Inc. †	4,872
800	Cenveo, Inc. †	5,224
2,150	CH Robinson Worldwide, Inc.	159,380
2,032	Cintas Corp.	61,509
400	CLARCOR, Inc.	17,972
300	Coleman Cable, Inc. †	2,658
1,000	Colfax Corp. †	22,950
400	Columbus McKinnon Corp. †	7,384
900	Comfort Systems USA, Inc.	12,663
300	Commercial Vehicle Group, Inc. †	5,352

Shares		Value
Industrials (continued)
100	Competitive Technologies, Inc. †	$150
550	Con-way, Inc.	21,610
700	Copart, Inc. †	30,331
1,800	Corrections Corp. of America †	43,920
1,750	Covanta Holding Corp.	29,890
100	Covenant Transportation Group, Inc., Class A †	925
300	Crane Co.	14,529
3,950	CSX Corp.	310,470
2,000	Cummins, Inc.	219,240
300	Curtiss-Wright Corp.	10,542
6,636	Danaher Corp.	344,408
5,050	Deere & Co.	489,294
8,050	Delta Air Lines, Inc. †	78,890
1,500	Dolan Co. (The) †	18,210
500	Dollar Thrifty Automotive Group, Inc. †	33,365
900	Donaldson Co., Inc.	55,161
2,550	Dover Corp.	167,637
500	Dun & Bradstreet Corp.	40,120
100	DXP Enterprises, Inc. †	2,308
1,000	Dycom Industries, Inc. †	17,340
400	Dynamic Materials Corp.	11,180
1,800	Eagle Bulk Shipping, Inc. †	6,696
3,800	Eaton Corp.	210,672
1,500	EMCOR Group, Inc. †	46,455
9,200	Emerson Electric Co.	537,556
700	Empire Resources, Inc.	3,360
550	Encore Wire Corp.	13,387
1,300	Ener1, Inc. †	3,848
500	Energy Recovery, Inc. †	1,590
2,500	EnergySolutions, Inc.	14,900
300	EnerNOC, Inc. †	5,733
50	Ennis, Inc.	851
711	EnPro Industries, Inc. †	25,824
1,375	Equifax, Inc.	53,419
200	ESCO Technologies, Inc.	7,630
1,500	Excel Maritime Carriers, Ltd., Class A †	6,435
2,825	Expeditors International of Washington, Inc.	141,645
1,950	Fastenal Co.	126,418
1,000	Federal Signal Corp.	6,510
3,182	FedEx Corp.	297,676
200	Flanders Corp. †	650
700	Flowserve Corp.	90,160
2,000	Fluor Corp.	147,320
300	Franklin Electric Co., Inc.	13,860
500	FreightCar America, Inc.	16,255
100	Frozen Food Express Industries †	346
600	FTI Consulting, Inc. †	22,998
700	Fuel Tech, Inc. †	6,230
500	FuelCell Energy, Inc. †	1,070
300	Furmanite Corp. †	2,400
750	Gardner Denver, Inc.	58,522
200	GATX Corp.	7,732
1,500	GenCorp, Inc. †	8,970
625	General Cable Corp. †	27,063
3,840	General Dynamics Corp.	293,990
126,246	General Electric Co.	2,531,232
1,625	Goodrich Corp.	138,986
325	Gorman-Rupp Co. (The)	12,802
487	Graco, Inc.	22,154
1,350	GrafTech International, Ltd. †	27,851
400	Granite Construction, Inc.	11,240
1,500	Great Lakes Dredge & Dock Corp.	11,445
550	Greenbrier Cos., Inc. †	15,609
350	Griffon Corp. †	4,595
850	Hardinge, Inc.	11,645

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Industrials (continued)
1,200	Harsco Corp.	$42,348
1,500	Hawaiian Holdings, Inc. †	9,015
200	Heidrick & Struggles International, Inc.	5,566
1,150	Hertz Global Holdings, Inc. †	17,974
550	Hexcel Corp. †	10,829
300	Hill International, Inc. †	1,587
600	Hoku Corp. †	1,200
8,225	Honeywell International, Inc.	491,115
1,050	Horizon Lines, Inc., Class A	892
300	Hubbell, Inc., Class B	21,309
525	Huntington Ingalls Industries, Inc. †	21,787
400	Hurco Cos., Inc. †	12,200
1,600	Huron Consulting Group, Inc. †	44,304
975	IDEX Corp.	42,559
450	IHS, Inc., Class A †	39,937
5,966	Illinois Tool Works, Inc.	320,494
875	Industrial Services of America, Inc. †	9,914
2,500	Innerworkings, Inc. †	18,450
500	Innovaro, Inc. †	1,390
100	Innovative Solutions & Support, Inc. †	585
36	Insperity, Inc.	1,094
500	Integrated Electrical Services, Inc. †	1,720
300	Interface, Inc., Class A	5,547
500	Interline Brands, Inc. †	10,200
1,200	International Shipholding Corp.	29,880
400	Intersections, Inc.	4,960
2,650	Iron Mountain, Inc.	82,759
2,200	ITT Corp.	132,110
2,000	Jacobs Engineering Group, Inc. †	102,860
1,875	JB Hunt Transport Services, Inc.	85,163
2,525	JetBlue Airways Corp. †	15,832
251	John Bean Technologies Corp.	4,827
1,075	Joy Global, Inc.	106,221
200	Kadant, Inc. †	5,238
1,323	Kansas City Southern †	72,037
1,550	KBR, Inc.	58,543
400	Kelly Services, Inc., Class A †	8,684
500	Kennametal, Inc.	19,500
150	Kforce, Inc. †	2,745
700	Kimball International, Inc., Class B	4,900
600	Kirby Corp. †	34,374
387	Knight Transportation, Inc.	7,450
500	Knoll, Inc.	10,480
10	Kratos Defense & Security Solutions, Inc. †	142
1,375	L-3 Communications Holdings, Inc.	107,676
100	LaBarge, Inc. †	1,770
600	Landstar System, Inc.	27,408
600	Layne Christensen Co. †	20,700
100	LECG Corp. †	20
657	Lennox International, Inc.	34,545
500	Lincoln Electric Holdings, Inc.	37,960
200	Lindsay Corp.	15,804
1,500	LMI Aerospace, Inc. †	30,315
3,150	Lockheed Martin Corp.	253,260
700	LSI Industries, Inc.	5,068
400	M&F Worldwide Corp. †	10,048
3,000	Manitowoc Co., Inc. (The)	65,640
1,002	Manpower, Inc.	63,006
100	Marten Transport, Ltd.	2,230
4,250	Masco Corp.	59,160
550	Meritor, Inc. †	9,333
3,150	Metalico, Inc. †	19,593
300	Mfri, Inc. †	3,372
200	Michael Baker Corp. †	5,814
1,081	Mobile Mini, Inc. †	25,966

Shares		Value
Industrials (continued)
300	MSC Industrial Direct Co., Class A	$20,541
1,900	Mueller Water Products, Inc., Class A	8,512
200	NACCO Industries, Inc., Class A	22,134
1,500	Navigant Consulting, Inc. †	14,985
700	Navistar International Corp. †	48,531
500	NCI Building Systems, Inc. †	6,335
300	Nordson Corp.	34,518
4,600	Norfolk Southern Corp.	318,642
3,150	Northrop Grumman Corp.	197,537
100	On Assignment, Inc. †	946
500	Orion Energy Systems, Inc. †	2,015
1,000	Oshkosh Corp. †	35,380
1,250	Owens Corning †	44,988
4,755	PACCAR, Inc.	248,924
3,000	Pacer International, Inc. †	15,780
1,250	Pall Corp.	72,013
1,993	Parker Hannifin Corp.	188,697
1,300	Pentair, Inc.	49,127
600	Pike Electric Corp. †	5,712
2,125	Pitney Bowes, Inc.	54,591
300	Polypore International, Inc. †	17,274
250	PowerSecure International, Inc. †	2,150
1,700	Precision Castparts Corp.	250,206
1,000	Quanex Building Products Corp.	19,630
2,450	Quanta Services, Inc. †	54,953
300	Raven Industries, Inc.	18,426
4,500	Raytheon Co.	228,915
400	Regal-Beloit Corp.	29,532
1,500	Republic Airways Holdings, Inc. †	9,645
4,818	Republic Services, Inc., Class A	144,733
200	Resources Connection, Inc.	3,878
447	Robbins & Myers, Inc.	20,558
1,700	Robert Half International, Inc.	52,020
1,800	Rockwell Automation, Inc.	170,370
1,825	Rockwell Collins, Inc.	118,315
1,050	Rollins, Inc.	21,315
1,350	Roper Industries, Inc.	116,721
2,850	RR Donnelley & Sons Co.	53,922
1,200	RSC Holdings, Inc. †	17,256
75	Rush Enterprises, Inc., Class A †	1,485
400	Ryder System, Inc.	20,240
150	Saia, Inc. †	2,459
400	School Specialty, Inc. †	5,720
500	SFN Group, Inc. †	7,045
1,200	Shaw Group, Inc. (The) †	42,492
300	SIFCO Industries, Inc.	5,334
50	Simpson Manufacturing Co., Inc.	1,473
2,100	Skywest, Inc.	35,532
8,318	Southwest Airlines Co.	105,056
1,000	Spirit Aerosystems Holdings, Inc., Class A †	25,670
584	SPX Corp.	46,364
1,350	Standard Register Co. (The)	4,482
50	Standex International Corp.	1,895
1,000	Steelcase, Inc., Class A	11,380
1,075	Stericycle, Inc. †	95,320
500	Sun Hydraulics Corp.	21,550
102	SYKES Enterprises, Inc. †	2,016
100	Sypris Solutions, Inc. †	430
500	TAL International Group, Inc.	18,135
200	Taser International, Inc. †	814
500	Team, Inc. †	13,130
500	Tecumseh Products Co., Class A †	5,010
250	Tennant Co.	10,510
1,300	Terex Corp. †	48,152
743	Tetra Tech, Inc. †	18,345
700	Textainer Group Holdings, Ltd.	26,012

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Industrials (continued)
3,200	Textron, Inc.	$87,648
600	Thomas & Betts Corp. †	35,682
800	Timken Co.	41,840
312	Titan International, Inc.	8,302
300	Toro Co. (The)	19,866
1,000	Towers Watson & Co., Class A	55,460
100	TRC Cos., Inc. †	483
1,071	Tredegar Corp.	23,112
300	Trex Co., Inc. †	9,786
100	Trimas Corp. †	2,150
900	Trinity Industries, Inc.	33,003
800	TrueBlue, Inc. †	13,432
500	Tutor Perini Corp.	12,180
400	Twin Disc, Inc.	12,888
200	Ultralife Corp. †	1,012
200	Unifirst Corp.	10,602
5,350	Union Pacific Corp.	526,065
2,805	United Continental Holdings, Inc. †	64,487
8,600	United Parcel Service, Inc., Class B	639,152
100	United Rentals, Inc. †	3,328
9,544	United Technologies Corp.	807,900
850	URS Corp. †	39,143
1,500	US Airways Group, Inc. †	13,065
500	US Ecology, Inc.	8,715
200	US Home Systems, Inc. †	870
900	USG Corp. †	14,994
900	UTi Worldwide, Inc.	18,216
3,400	Valence Technology, Inc. †	5,304
1,500	Verisk Analytics, Inc., Class A †	49,140
400	Viad Corp.	9,576
300	Vicor Corp.	4,947
750	Volt Information Sciences, Inc. †	6,150
50	Wabash National Corp. †	579
591	WABCO Holdings, Inc. †	36,429
300	Wabtec Corp.	20,349
1,462	Waste Connections, Inc.	42,091
5,050	Waste Management, Inc.	188,567
300	Watts Water Technologies, Inc., Class A	11,457
250	Werner Enterprises, Inc.	6,617
1,500	Woodward Governor Co.	51,840
800	WW Grainger, Inc.	110,144
		19,096,800
Information Technology — 17.7%
546	Accelrys, Inc. †	4,368
600	Acme Packet, Inc. †	42,576
6,638	Activision Blizzard, Inc.	72,819
800	Acxiom Corp. †	11,480
600	ADDvantage Technologies Group, Inc. †	1,854
6,484	Adobe Systems, Inc. †	215,009
2,700	ADPT Corp. †	7,938
600	ADTRAN, Inc.	25,476
500	Advanced Analogic Technologies, Inc. †	1,890
700	Advanced Energy Industries, Inc. †	11,445
9,750	Advanced Micro Devices, Inc. †	83,850
500	Aehr Test Systems †	1,050
500	Agilysys, Inc. †	2,870
2,559	Akamai Technologies, Inc. †	97,242
650	Alliance Data Systems Corp. †	55,829
2,950	Altera Corp.	129,859
1,050	Amkor Technology, Inc. †	7,077
2,025	Amphenol Corp., Class A	110,140
300	Anadigics, Inc. †	1,344
3,350	Analog Devices, Inc.	131,923
200	Anaren, Inc. †	4,020
700	Answers Corp. †	7,280
922	ANSYS, Inc. †	49,963
1,441	AOL, Inc. †	28,143

Shares		Value
Information Technology (continued)
10,800	Apple, Inc. †	$3,763,260
15,383	Applied Materials, Inc.	240,282
1,500	Applied Micro Circuits Corp. †	15,570
1,000	Ariba, Inc. †	34,140
2,854	Arris Group, Inc. †	36,360
1,350	Arrow Electronics, Inc. †	56,538
1,500	Aruba Networks, Inc. †	50,760
700	Aspen Technology, Inc. †	10,493
100	Astea International, Inc. †	536
600	Atheros Communications, Inc. †	26,790
5,250	Atmel Corp. †	71,557
486	ATMI, Inc. †	9,176
3,200	Autodesk, Inc. †	141,152
6,125	Automatic Data Processing, Inc.	314,274
1,778	Aviat Networks, Inc. †	9,192
1,825	Avnet, Inc. †	62,214
289	Axcelis Technologies, Inc. †	766
22	BearingPoint, Inc. (a) †	—
300	Bel Fuse, Inc., Class B	6,603
150	Benchmark Electronics, Inc. †	2,846
150	BigBand Networks, Inc. †	383
600	Bitstream, Inc., Class A †	3,840
298	Black Box Corp.	10,475
300	Blackbaud, Inc.	8,172
1,942	BMC Software, Inc. †	96,595
2,600	Brightpoint, Inc. †	28,184
5,965	Broadcom Corp., Class A	234,902
2,750	Broadridge Financial Solutions, Inc.	62,397
7,350	Brocade Communications Systems, Inc. †	45,202
106	Brooks Automation, Inc. †	1,455
100	BTU International, Inc. †	1,100
5,322	CA, Inc.	128,686
100	Cabot Microelectronics Corp. †	5,225
4,402	Cadence Design Systems, Inc. †	42,920
175	Calix, Inc. †	3,554
200	Callidus Software, Inc. †	1,374
200	Cascade Microtech, Inc. †	1,236
900	Ciber, Inc. †	6,030
997	Ciena Corp. †	25,882
200	Cinedigm Digital Cinema Corp., Class A †	358
400	Cirrus Logic, Inc. †	8,412
67,423	Cisco Systems, Inc.	1,156,304
1,725	Citrix Systems, Inc. †	126,718
500	Cognex Corp.	14,125
3,625	Cognizant Technology Solutions Corp., Class A †	295,075
400	Coherent, Inc. †	23,244
1,880	Computer Sciences Corp.	91,612
4,025	Compuware Corp. †	46,489
400	comScore, Inc. †	11,804
100	Comtech Telecommunications Corp.	2,718
400	Constant Contact, Inc. †	13,960
1,300	Convergys Corp. †	18,668
1,827	CoreLogic, Inc.	33,799
15,969	Corning, Inc.	329,441
100	Cray, Inc. †	645
900	Cree, Inc. †	41,544
1,128	CSG Systems International, Inc. †	22,492
100	CTS Corp.	1,080
3,425	Cypress Semiconductor Corp. †	66,377
800	Daktronics, Inc.	8,600
600	Datalink Corp. †	3,840
500	DealerTrack Holdings, Inc. †	11,480
20,200	Dell, Inc. †	293,102
403	Deltek, Inc. †	3,063
388	Dice Holdings, Inc. †	5,863
850	Diebold, Inc.	30,141

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology (continued)
400	Digital Ally, Inc. †	$520
700	Digital River, Inc. †	26,201
300	Diodes, Inc. †	10,218
300	Ditech Networks, Inc. †	435
200	Document Security Systems, Inc. †	822
500	Dolby Laboratories, Inc., Class A †	24,605
400	DST Systems, Inc.	21,128
1,421	Earthlink, Inc.	11,126
12,650	eBay, Inc. †	392,656
331	Ebix, Inc. †	7,828
150	Echelon Corp. †	1,520
100	Electro Scientific Industries, Inc. †	1,736
3,600	Electronic Arts, Inc. †	70,308
729	Electronics for Imaging, Inc. †	10,724
22,779	EMC Corp. †	604,782
500	Emcore Corp. †	1,290
300	EMS Technologies, Inc. †	5,897
1,000	Emulex Corp. †	10,670
100	EndWave Corp. †	240
836	Entegris, Inc. †	7,332
16	Entorian Technologies, Inc. †	66
400	Epicor Software Corp. †	4,428
1,500	EPIQ Systems, Inc.	21,540
38	Evergreen Solar, Inc. †	51
500	Exar Corp. †	3,010
200	Extreme Networks †	700
900	F5 Networks, Inc. †	92,313
550	Factset Research Systems, Inc.	57,602
1,250	Fairchild Semiconductor International, Inc., Class A †	22,750
900	FalconStor Software, Inc. †	4,095
200	FARO Technologies, Inc. †	8,000
2,610	Fidelity National Information Services, Inc.	85,321
700	First Solar, Inc. †	112,588
2,128	Fiserv, Inc. †	133,468
1,500	FLIR Systems, Inc.	51,915
350	Formfactor, Inc. †	3,605
255	Forrester Research, Inc.	9,764
1,100	Gartner, Inc. †	45,837
1,000	Genpact, Ltd. †	14,480
12	GigOptix, Inc. †	31
1,850	Global Cash Access Holdings, Inc. †	6,050
1,050	Global Payments, Inc.	51,366
200	Globecomm Systems, Inc. †	2,466
400	Glu Mobile, Inc. †	1,732
2,850	Google, Inc., Class A †	1,670,698
450	GSI Commerce, Inc. †	13,172
4,000	GT Solar International, Inc. †	42,640
200	Guidance Software, Inc. †	1,676
800	Harmonic, Inc. †	7,504
1,225	Harris Corp.	60,760
27,177	Hewlett-Packard Co.	1,113,442
200	Hittite Microwave Corp. †	12,754
1,100	Hutchinson Technology, Inc. †	3,102
500	Hypercom Corp. †	6,015
1,000	IAC/InterActive Corp. †	30,890
100	ID Systems, Inc. †	460
1,399	Idearc, Inc. (a) †	—
100	iGO, Inc. †	282
50	Ikanos Communications, Inc. †	57
200	Imergent, Inc.	1,336
600	Infinera Corp. †	5,034
1,075	Informatica Corp. †	56,147
100	Infosonics Corp. †	92
250	Infospace, Inc. †	2,165
2,100	Ingram Micro, Inc., Class A †	44,163

Shares		Value
Information Technology (continued)
1,500	Insight Enterprises, Inc. †	$25,545
3,560	Integrated Device Technology, Inc. †	26,237
400	Integrated Silicon Solution, Inc. †	3,708
68,266	Intel Corp.	1,376,925
350	Interactive Intelligence, Inc. †	13,549
600	InterDigital, Inc.	28,626
200	Intermec, Inc. †	2,158
371	Internap Network Services Corp. †	2,437
14,170	International Business Machines Corp.	2,310,702
350	International Rectifier Corp. †	11,571
82	Internet Media Services, Inc. (a) †	—
600	Interphase Corp. †	3,936
2,850	Intersil Corp., Class A	35,483
3,225	Intuit, Inc. †	171,247
300	INX, Inc. †	2,199
381	IPG Photonics Corp. †	21,976
500	Itron, Inc. †	28,220
1,200	Ixia †	19,056
800	IXYS Corp. †	10,744
450	j2 Global Communications, Inc. †	13,279
2,400	Jabil Circuit, Inc.	49,032
1,000	Jack Henry & Associates, Inc.	33,890
550	JDA Software Group, Inc. †	16,643
3,203	JDS Uniphase Corp. †	66,751
5,165	Juniper Networks, Inc. †	217,343
233	Kemet Corp. †	3,455
600	KEY Tronic Corp. †	3,006
100	Keynote Systems, Inc.	1,855
1,025	KLA-Tencor Corp.	48,554
800	Knot, Inc. (The) †	9,640
400	Kulicke & Soffa Industries, Inc. †	3,740
1,573	L-1 Identity Solutions, Inc., Class 1 †	18,530
1,225	Lam Research Corp. †	69,408
200	Lattice Semiconductor Corp. †	1,180
1,250	Lawson Software, Inc. †	15,125
100	LeCroy Corp. †	1,337
1,500	Lender Processing Services, Inc.	48,285
375	Lexmark International, Inc., Class A †	13,890
2,100	Limelight Networks, Inc. †	15,036
1,725	Linear Technology Corp.	58,012
200	Littelfuse, Inc.	11,420
10	LiveWire Mobile, Inc.	30
193	Local.com Corp. †	751
200	LoJack Corp. †	938
700	LoopNet, Inc. †	9,905
300	Loral Space & Communications, Inc. †	23,265
100	LRAD Corp. †	279
8,510	LSI Corp. †	57,868
50	Magma Design Automation, Inc. †	341
600	MakeMusic, Inc. †	2,940
200	Marchex, Inc., Class B	1,574
700	Market Leader, Inc. †	1,750
6,750	Marvell Technology Group, Ltd. †	104,963
1,325	Mastercard, Inc., Class A	333,529
400	Mattson Technology, Inc. †	976
2,900	Maxim Integrated Products, Inc.	74,240
200	Measurement Specialties, Inc. †	6,812
3,575	MEMC Electronic Materials, Inc. †	46,332
1,200	Mentor Graphics Corp. †	17,556
100	Mercury Computer Systems, Inc. †	2,116
400	Methode Electronics, Inc.	4,832
600	Micrel, Inc.	8,088
1,537	Microchip Technology, Inc.	58,421
10,552	Micron Technology, Inc. †	120,926
1,400	Micronetics, Inc. †	5,628
1,500	MICROS Systems, Inc. †	74,145
650	Microsemi Corp. †	13,461

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology (continued)
95,540	Microsoft Corp.	$2,422,894
200	MIPS Technologies, Inc., Class A †	2,098
1,175	Molex, Inc.	29,516
300	MoneyGram International, Inc. †	1,029
500	Monolithic Power Systems, Inc. †	7,095
1,550	Monster Worldwide, Inc. †	24,645
100	MoSys, Inc. †	601
3,395	Motorola Mobility Holdings, Inc. †	82,838
3,880	Motorola Solutions, Inc. †	173,397
4	Move, Inc. †	10
328	Multi-Fineline Electronix, Inc. †	9,256
200	Nanometrics, Inc. †	3,618
900	NAPCO Security Technologies, Inc. †	2,106
2,212	National Instruments Corp.	72,487
2,425	National Semiconductor Corp.	34,774
200	NaviSite, Inc. †	1,098
1,925	NCR Corp. †	36,267
4,350	NetApp, Inc. †	209,583
500	Netlist, Inc. †	1,250
800	Netlogic Microsystems, Inc. †	33,616
400	Netscout Systems, Inc. †	10,928
600	NetSuite, Inc. †	17,448
100	Network Equipment Technologies, Inc. †	377
750	NeuStar, Inc., Class A †	19,185
200	Newport Corp. †	3,566
1,000	NIC, Inc.	12,460
50	Novatel Wireless, Inc. †	273
4,859	Novell, Inc. †	28,814
1,500	Novellus Systems, Inc. †	55,695
2,050	Nuance Communications, Inc. †	40,098
100	NVE Corp. †	5,634
6,825	NVIDIA Corp. †	125,990
500	Omnivision Technologies, Inc. †	17,765
5,105	ON Semiconductor Corp. †	50,386
100	Online Resources Corp. †	378
311	Openwave Systems, Inc. †	666
100	Opnet Technologies, Inc.	3,899
50	Opnext, Inc. †	121
42,730	Oracle Corp.	1,425,900
200	OSI Systems, Inc. †	7,506
33	Overland Storage, Inc. †	74
100	PAR Technology Corp. †	450
1,240	Parametric Technology Corp. †	27,888
600	Park Electrochemical Corp.	19,350
200	Parkervision, Inc. †	140
3,650	Paychex, Inc.	114,464
400	PC Mall, Inc. †	4,148
300	Pegasystems, Inc.	11,382
100	Pericom Semiconductor Corp. †	1,037
8	Pfsweb, Inc. †	40
33	Pixelworks, Inc. †	119
100	Planar Systems, Inc. †	275
350	Plantronics, Inc.	12,817
974	Plexus Corp. †	34,149
100	PLX Technology, Inc. †	365
4,225	PMC - Sierra, Inc. †	31,688
950	Polycom, Inc. †	49,258
300	Power Integrations, Inc.	11,499
200	Power-One, Inc. †	1,750
380	Powerwave Technologies, Inc. †	1,714
220	PRGX Global, Inc. †	1,335
160	QAD, Inc., Class A †	1,723
40	QAD, Inc., Class B †	412
1,650	QLogic Corp. †	30,608
19,825	QUALCOMM, Inc.	1,087,005
1,500	Quest Software, Inc. †	38,085
900	Rackspace Hosting, Inc. †	38,565

Shares		Value
Information Technology (continued)
100	Radiant Systems, Inc. †	$1,770
1,000	Rambus, Inc. †	19,800
2,726	RealNetworks, Inc. †	10,141
1,490	Red Hat, Inc. †	67,631
600	Relm Wireless Corp. †	954
600	Renaissance Learning, Inc.	7,050
5,627	RF Micro Devices, Inc. †	36,069
200	RightNow Technologies, Inc. †	6,260
1,400	Riverbed Technology, Inc. †	52,710
300	Rosetta Stone, Inc. †	3,963
1,020	Rovi Corp. †	54,723
340	Rudolph Technologies, Inc. †	3,720
900	S1 Corp. †	6,012
5,925	SAIC, Inc. †	100,251
600	Salesforce.com, Inc. †	80,148
2,325	SanDisk Corp. †	107,159
1,833	Sanmina-SCI Corp. †	20,548
1,650	Sapient Corp. †	18,892
1,000	SAVVIS, Inc. †	37,090
300	Scansource, Inc. †	11,397
500	Semtech Corp. †	12,510
300	ShoreTel, Inc. †	2,469
100	Silicon Image, Inc. †	897
500	Silicon Laboratories, Inc. †	21,605
1,707	Skyworks Solutions, Inc. †	55,341
200	SMART Modular Technologies WWH, Inc. †	1,554
300	Smith Micro Software, Inc. †	2,808
1,500	SolarWinds, Inc. †	35,190
800	Solera Holdings, Inc.	40,880
4,725	Sonus Networks, Inc. †	17,766
1,500	Sourcefire, Inc. †	41,265
900	Spire Corp. †	4,248
200	STEC, Inc. †	4,018
600	SuccessFactors, Inc. †	23,454
1,000	SunPower Corp., Class A †	17,140
430	Sycamore Networks, Inc.	10,505
9,983	Symantec Corp. †	185,085
100	Symmetricom, Inc. †	613
300	SYNNEX Corp. †	9,819
1,417	Synopsys, Inc. †	39,180
300	Syntel, Inc.	15,669
550	Take-Two Interactive Software, Inc. †	8,453
900	Tech Data Corp. †	45,774
800	TechTarget, Inc. †	7,128
1,500	Tekelec †	12,180
5,404	Tellabs, Inc.	28,317
2,200	Teradata Corp. †	111,540
1,825	Teradyne, Inc. †	32,503
200	Terremark Worldwide, Inc. †	3,800
1,000	Tessco Technologies, Inc.	11,500
400	Tessera Technologies, Inc. †	7,304
13,272	Texas Instruments, Inc.	458,680
1,000	THQ, Inc. †	4,560
1,825	TIBCO Software, Inc. †	49,731
800	TiVo, Inc. †	7,008
200	TNS, Inc. †	3,114
1,937	Total System Services, Inc.	34,905
700	Travelzoo, Inc. †	46,613
150	Trident Microsystems, Inc. †	173
1,267	Trimble Navigation, Ltd. †	64,034
500	Trio-Tech International †	2,300
3,300	TriQuint Semiconductor, Inc. †	42,603
200	TTM Technologies, Inc. †	3,632
500	Tyler Technologies, Inc. †	11,855
400	Ultimate Software Group, Inc. †	23,500
427	Unisys Corp. †	13,331

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology (continued)
800	United Online, Inc.	$5,044
700	Universal Display Corp. †	38,528
200	UTStarcom, Inc. †	470
2,505	ValueClick, Inc. †	36,222
850	Varian Semiconductor Equipment Associates, Inc. †	41,370
450	VASCO Data Security International, Inc. †	6,179
900	VeriFone Systems, Inc. †	49,455
1,416	VeriSign, Inc.	51,273
55	Viasystems Group, Inc. †	1,501
425	Vicon Industries, Inc. †	2,006
1,000	Virtusa Corp. †	18,730
1,806	Vishay Intertechnology, Inc. †	32,038
129	Vishay Precision Group, Inc. †	2,021
800	VMware, Inc., Class A †	65,232
300	Volterra Semiconductor Corp. †	7,449
200	Web.com Group, Inc. †	2,918
958	WebMD Health Corp., Class A †	51,176
300	WebMediaBrands, Inc. †	420
3,025	Western Digital Corp. †	112,802
7,854	Western Union Co. (The)	163,128
200	Wireless Ronin Technologies, Inc. †	254
100	WPCS International, Inc. †	240
15,678	Xerox Corp.	166,971
3,175	Xilinx, Inc.	104,140
900	X-Rite, Inc. †	4,275
13,700	Yahoo!, Inc. †	228,105
825	Zebra Technologies Corp., Class A †	32,373
1,000	Zygo Corp. †	14,620
		30,084,910
Materials — 4.3%
81	A Schulman, Inc.	2,002
2,500	Air Products & Chemicals, Inc.	225,450
1,020	Airgas, Inc.	67,748
875	AK Steel Holding Corp.	13,808
1,000	Albemarle Corp.	59,770
13,398	Alcoa, Inc.	236,475
1,650	Allegheny Technologies, Inc.	111,738
900	Allied Nevada Gold Corp. †	31,932
500	AM Castle & Co. †	9,440
400	American Vanguard Corp.	3,472
850	Aptargroup, Inc.	42,611
50	Arch Chemicals, Inc.	2,079
1,017	Ashland, Inc.	58,742
348	Balchem Corp.	13,057
2,000	Ball Corp.	71,700
1,350	Bemis Co., Inc.	44,293
300	Buckeye Technologies, Inc.	8,169
700	Cabot Corp.	32,403
500	Carpenter Technology Corp.	21,355
1,000	Celanese Corp., Ser A, Class A	44,370
600	Century Aluminum Co. †	11,208
900	CF Industries Holdings, Inc.	123,111
4	Chemtura Corp. †	69
1,700	Cliffs Natural Resources, Inc.	167,076
1,110	Coeur d'Alene Mines Corp. †	38,606
1,300	Commercial Metals Co.	22,451
400	Compass Minerals International, Inc.	37,412
1,800	Core Molding Technologies, Inc. †	13,680
2,000	Crown Holdings, Inc. †	77,160
600	Cytec Industries, Inc.	32,622
13,061	Dow Chemical Co. (The)	493,053
700	Eastman Chemical Co.	69,524
2,800	Ecolab, Inc.	142,856
10,750	EI du Pont de Nemours & Co.	590,928
1,000	Ferro Corp. †	16,590

Shares		Value
Materials (continued)
3,300	Flotek Industries, Inc. †	$27,753
800	FMC Corp.	67,944
11,202	Freeport-McMoRan Copper & Gold, Inc.	622,271
1,000	Friedman Industries	10,150
1,500	Globe Specialty Metals, Inc.	34,140
2,900	Graphic Packaging Holding Co. †	15,718
2,000	Headwaters, Inc. †	11,800
3,400	Hecla Mining Co. †	30,872
300	Horsehead Holding Corp. †	5,115
2,150	Huntsman Corp.	37,367
1,000	International Flavors & Fragrances, Inc.	62,300
5,542	International Paper Co.	167,257
400	Intrepid Potash, Inc. †	13,928
500	Kronos Worldwide, Inc.	29,225
1,100	Louisiana-Pacific Corp. †	11,550
800	Lubrizol Corp.	107,168
2,476	MeadWestvaco Corp.	75,097
6,430	Monsanto Co.	464,632
2,200	Mosaic Co. (The)	173,250
200	Myers Industries, Inc.	1,986
2,200	Nalco Holding Co.	60,082
100	NewMarket Corp.	15,822
5,050	Newmont Mining Corp.	275,629
2,200	NL Industries, Inc.	32,670
3,670	Nucor Corp.	168,893
770	Olin Corp.	17,648
2,475	Owens-Illinois, Inc. †	74,720
550	Packaging Corp. of America	15,890
1,000	PolyOne Corp.	14,210
2,100	PPG Industries, Inc.	199,941
3,600	Praxair, Inc.	365,760
1,000	Reliance Steel & Aluminum Co.	57,780
400	Rock-Tenn Co., Class A	27,740
1,300	RPM International, Inc.	30,849
700	Scotts Miracle-Gro Co. (The), Class A	40,495
1,300	Sealed Air Corp.	34,658
100	Senomyx, Inc. †	604
1,000	Sherwin-Williams Co. (The)	83,990
1,200	Sigma-Aldrich Corp.	76,368
700	Silgan Holdings, Inc.	26,698
800	Solutia, Inc. †	20,320
775	Sonoco Products Co.	28,078
2,100	Southern Copper Corp.	84,567
500	Spartech Corp. †	3,625
2,800	Steel Dynamics, Inc.	52,556
600	Stillwater Mining Co. †	13,758
1,925	Temple-Inland, Inc.	45,045
192	Texas Industries, Inc.	8,684
1,273	Titanium Metals Corp. †	23,652
500	UFP Technologies, Inc. †	8,610
50	United States Lime & Minerals, Inc. †	2,026
1,900	United States Steel Corp.	102,486
1,000	US Energy Corp. †	6,260
5,800	US Gold Corp. †	51,214
500	Valhi, Inc.	13,240
1,300	Valspar Corp.	50,830
1,000	Verso Paper Corp. †	5,350
3,200	Vista Gold Corp. †	12,800
944	Vulcan Materials Co.	43,046
700	Walter Energy, Inc.	94,801
1,300	Wausau Paper Corp.	9,932
400	Westlake Chemical Corp.	22,480
5,508	Weyerhaeuser Co.	135,497
400	WR Grace & Co. †	15,316
50	Zep, Inc.	871
		7,381,974

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Telecommunication Services — 2.8%
600	Alaska Communications Systems Group, Inc.	$6,390
4,575	American Tower Corp., Class A †	237,076
71,024	AT&T, Inc.	2,173,334
200	Atlantic Telegraph-Network, Inc.	7,438
3,581	CenturyLink, Inc.	148,790
1,425	Cincinnati Bell, Inc. †	3,819
1,600	Clearwire Corp., Class A †	8,944
200	Cogent Communications Group, Inc. †	2,854
3,500	Crown Castle International Corp. †	148,925
10	FiberTower Corp. †	20
14,886	Frontier Communications Corp.	122,363
600	General Communication, Inc., Class A †	6,564
555	Global Crossing, Ltd. †	7,726
7,400	Globalstar, Inc. †	9,398
16	IDT Corp., Class B	431
1,500	Leap Wireless International, Inc. †	23,235
29,036	Level 3 Communications, Inc. †	42,683
2,700	MetroPCS Communications, Inc. †	43,848
1,500	Neutral Tandem, Inc. †	22,125
1,825	NII Holdings, Inc. †	76,048
2,600	PAETEC Holding Corp. †	8,684
14,920	Qwest Communications International, Inc.	101,904
2,000	SBA Communications Corp., Class A †	79,360
27,071	Sprint Nextel Corp. †	125,609
200	SureWest Communications	2,876
998	Telephone & Data Systems, Inc.	33,633
400	TerreStar Corp. †	46
975	tw telecom, Inc., Class A †	18,720
400	USA Mobility, Inc.	5,796
33,359	Verizon Communications, Inc.	1,285,656
600	Vonage Holdings Corp. †	2,736
6,895	Windstream Corp.	88,739
		4,845,770
Utilities — 3.4%
7,860	AES Corp. (The) †	102,180
1,100	AGL Resources, Inc.	43,824
1,500	Alliant Energy Corp.	58,395
3,100	Ameren Corp.	87,017
5,780	American Electric Power Co., Inc.	203,109
1,500	American Water Works Co., Inc.	42,075
2,721	Aqua America, Inc.	62,284
1,100	Atmos Energy Corp.	37,510
6,000	Calpine Corp. †	95,220
4,600	CenterPoint Energy, Inc.	80,776
100	Central Vermont Public Service Corp.	2,329
400	Cleco Corp.	13,716
3,350	CMS Energy Corp.	65,794
3,750	Consolidated Edison, Inc.	190,200
1,900	Constellation Energy Group, Inc.	59,147
7,040	Dominion Resources, Inc.	314,688
1,500	DPL, Inc.	41,115
2,000	DTE Energy Co.	97,920
16,382	Duke Energy Corp.	297,333
1,448	Dynegy, Inc., Class A †	8,239
3,050	Edison International	111,600
890	Energen Corp.	56,177
2,050	Entergy Corp.	137,781
7,524	Exelon Corp.	310,290
4,580	FirstEnergy Corp.	169,872
6,479	GenOn Energy, Inc. †	24,685
1,305	Great Plains Energy, Inc.	26,126
750	Hawaiian Electric Industries, Inc.	18,600
600	IDACORP, Inc.	22,860
700	Integrys Energy Group, Inc.	35,357
600	ITC Holdings Corp.	41,940

Shares		Value
Utilities — 3.4% (continued)
2,125	MDU Resources Group, Inc.	$48,811
950	National Fuel Gas Co.	70,300
5,210	NextEra Energy, Inc.	287,175
500	Nicor, Inc.	26,850
4,215	NiSource, Inc.	80,844
2,000	Northeast Utilities	69,200
3,425	NRG Energy, Inc. †	73,774
1,290	NSTAR	59,688
3,150	NV Energy, Inc.	46,903
1,400	OGE Energy Corp.	70,784
1,325	Oneok, Inc.	88,616
2,650	Pepco Holdings, Inc.	49,422
4,850	PG&E Corp.	214,273
1,700	Piedmont Natural Gas Co., Inc.	51,595
1,300	Pinnacle West Capital Corp.	55,627
700	PNM Resources, Inc.	10,444
900	Portland General Electric Co.	21,393
5,950	PPL Corp.	150,535
3,291	Progress Energy, Inc.	151,847
6,350	Public Service Enterprise Group, Inc.	200,089
2,200	Questar Corp.	38,390
1,379	SCANA Corp.	54,291
3,050	Sempra Energy	163,175
9,800	Southern Co.	373,478
2,700	TECO Energy, Inc.	50,652
1,300	UGI Corp.	42,770
933	Vectren Corp.	25,378
950	Westar Energy, Inc.	25,099
350	WGL Holdings, Inc.	13,650
2,700	Wisconsin Energy Corp.	82,350
6,025	Xcel Energy, Inc.	143,937
		5,699,499
Total Common Stock (Cost $99,980,718)		169,381,102

WARRANTS — 0.0%
2,723	American International Group, Inc., Expires 01/21†	30,307
6	Krispy Kreme Doughnuts, Inc., Expires 03/12 †	1
367	Raytheon Co., Expires 06/11 †	4,903
		35,211
	Total Warrants (Cost $46,290)	35,211

PRIVATE COMPANY — 0.0%
82	Internet Media Services, Inc., (a) † (Cost $0)	—

RIGHTS — 0.0%
300	Empire Resorts, Inc. (a)	—
900	Fresenius Kabi Pharmaceuticals Holding, Inc. (a)	—
Total Rights (Cost $900)		—
Total Investments — 99.5%
(Cost $100,027,908)‡		169,416,313
Other Assets & Liabilities, Net — 0.5%		904,954
NET ASSETS — 100.0%		$170,321,267

†	Non-income producing security.
(a)	Security fair valued using methods determined in good faith by the Pricing Committee. As of March 31, 2011, the total market value of these securities was $0 representing 0.00% of net assets.

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2011
Schedule of Investments	(Unaudited)

PLC — Public Limited Company
REIT — Real Estate Investment Trust

‡ At March 31, 2011, the tax basis cost of the Fund's investments was $101,372,982 and the unrealized appreciation and depreciation were $75,681,550 and $(7,638,219), respectively.

As of March 31, 2011, all of the Fund’s investments were considered Level 1, except for Atherogenics, Inc., Bearingpoint, Inc., Building Material Holding Corp., California Coastal Communities, Inc., Empire Resorts, Inc., Fresenius Kabi Pharmaceuticals Holding, Inc.,  Idearc, Inc., Internet Media Services, Inc., Journal Register Co., Lear Corp., Noble International, Ltd., Orleans Homebuilders, Inc. and SIRVA, Inc., which are Level 3.  The value of  Atherogenics, Inc., Bearingpoint, Inc., Building Material Holding Corp., California Coastal Communities, Inc., Empire Resorts, Inc., Fresenius Kabi Pharmaceuticals Holding, Inc.,  Idearc, Inc., Internet Media Services, Inc., Journal Register Co., Lear Corp., Noble International, Ltd., Orleans Homebuilders, Inc. and SIRVA, Inc. at March 31, 2011 was zero, and the value has remained zero thoughout the period ended March 31, 2011.

The following reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Beginning balance as of January 1, 2011	$760
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	(760)
Ending balance as of March 31, 2011	$—

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

The transfer out of Level 3 assets was due to the expiration of BioFuel Energy Corporation rights on February 4, 2011.  On the expiration date, the value of the rights was $0.

Amounts designated as “—” are either $0, or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

WIL-QH-001-0500

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 127.9%
Consumer Discretionary — 14.6%
7,480	Abercrombie & Fitch Co., Class A (a)	$439,076
2,350	Advance Auto Parts, Inc.	154,207
9,390	Amazon.com, Inc. (a) †	1,691,421
12,350	Apollo Group, Inc., Class A (a) †	515,119
21,700	Carnival Corp. (a)	832,412
9,800	CBS Corp., Class B (a)	245,392
15,880	Cheesecake Factory, Inc. (The) †	477,829
13,110	Coach, Inc. (a)	682,244
56,000	Comcast Corp. Special, Class A (a)	1,384,320
1,950	Darden Restaurants, Inc. (a)	95,804
1,200	DeVry, Inc. (a)	66,084
5,200	Dick's Sporting Goods, Inc. †	207,896
13,170	Discovery Communications, Inc., Class A †	525,483
8,850	DISH Network Corp., Class A †	215,586
11,520	Dollar Tree, Inc. (a) †	639,590
3,400	Family Dollar Stores, Inc. (a)	174,488
9,050	Foot Locker, Inc.	178,466
83,010	Ford Motor Co. (a) †	1,237,679
9,600	Fortune Brands, Inc. (a)	594,144
32,200	GameStop Corp., Class A (a) †	725,144
11,400	Gannett Co., Inc. (a)	173,622
7,400	Gap, Inc. (The) (a)	167,684
28,500	General Motors Co. †	884,355
2,900	Genuine Parts Co.	155,556
14,150	H&R Block, Inc.	236,871
2,650	Harman International Industries, Inc. (a)	124,073
7,500	Home Depot, Inc. (The) (a)	277,950
23,000	International Game Technology	373,290
29,720	Interpublic Group of Cos., Inc. (The)	373,580
17,250	Johnson Controls, Inc. (a)	717,082
8,640	Kohl's Corp.	458,266
3,700	Lear Corp.	180,819
12,270	Lennar Corp., Class A (a)	222,332
4,800	Liberty Global, Inc., Class A †	198,768
38,250	Lowe's Cos., Inc. (a)	1,010,948
7,200	Ltd. Brands, Inc. (a)	236,736
37,330	Macy's, Inc. (a)	905,626
6,510	Marriott International, Inc., Class A	231,626
6,800	Mattel, Inc. (a)	169,524
3,100	McDonald's Corp. (a)	235,879
31,770	MGM Resorts International (a) †	417,775
17,450	Newell Rubbermaid, Inc. (a)	333,819
18,800	News Corp., Class A (a)	330,128
8,640	NIKE, Inc., Class B (a)	654,048
70,300	Office Depot, Inc. (a) †	325,489
2,850	Omnicom Group, Inc. (a)	139,821
2,900	O'Reilly Automotive, Inc. †	166,634
5,000	PetSmart, Inc. (a)	204,750
1,600	Polo Ralph Lauren Corp., Class A	197,840
550	priceline.com, Inc. (a) †	278,542
2,150	Ross Stores, Inc. (a)	152,908
10,400	Royal Caribbean Cruises, Ltd. †	429,104
33,030	Saks, Inc. †	373,569
4,440	Scripps Networks Interactive, Inc., Class A (a)	222,400
1,850	Stanley Black & Decker, Inc. (a)	141,710
21,330	Starbucks Corp. (a)	788,144
13,970	Target Corp. (a)	698,640
33,900	Time Warner, Inc. (a)	1,210,230
28,700	Viacom, Inc., Class B (a)	1,335,124
35,950	Walt Disney Co. (The) (a)	1,549,085
2,800	Whirlpool Corp. (a)	239,008

Shares		Value
Consumer Discretionary (continued)
5,300	Williams-Sonoma, Inc.	$214,650
7,150	Wyndham Worldwide Corp. (a)	227,441
		29,047,830
Consumer Staples — 12.7%
11,300	Altria Group, Inc. (a)	294,139
5,600	Archer-Daniels-Midland Co.	201,656
44,880	Avon Products, Inc. (a)	1,213,555
11,380	BJ's Wholesale Club, Inc. †	555,572
14,200	Coca-Cola Co. (The) (a)	942,170
11,950	Colgate-Palmolive Co. (a)	965,082
44,530	ConAgra Foods, Inc. (a)	1,057,587
5,800	Constellation Brands, Inc., Class A (a) †	117,624
2,150	Costco Wholesale Corp. (a)	157,638
64,320	CVS Caremark Corp. (a)	2,207,462
25,730	Dr. Pepper Snapple Group, Inc. (a)	956,127
2,400	Estee Lauder Cos., Inc. (The), Class A	231,264
6,400	General Mills, Inc. (a)	233,920
4,150	Hansen Natural Corp. (a) †	249,954
2,500	Hershey Co. (The) (a)	135,875
10,200	Hormel Foods Corp. (a)	283,968
2,900	JM Smucker Co. (The) (a)	207,031
5,269	Kellogg Co.	284,421
35,600	Kraft Foods, Inc., Class A (a)	1,116,416
86,020	Kroger Co. (The) (a)	2,061,899
4,100	Lorillard, Inc. (a)	389,541
2,900	Molson Coors Brewing Co., Class B (a)	135,981
28,000	PepsiCo, Inc. (a)	1,803,480
11,400	Philip Morris International, Inc. (a)	748,182
74,110	Procter & Gamble Co. (The) (a)	4,565,176
4,850	Reynolds American, Inc. (a)	172,321
7,750	Safeway, Inc. (a)	182,435
26,140	Sara Lee Corp. (a)	461,894
8,500	SUPERVALU, Inc.	75,905
12,900	Tyson Foods, Inc., Class A (a)	247,551
22,600	Unilever NV, NY Shares (a)	708,736
3,750	Universal Corp. (a)	163,275
31,080	Walgreen Co. (a)	1,247,551
8,150	Wal-Mart Stores, Inc. (a)	424,208
6,850	Whole Foods Market, Inc.	451,415
		25,251,011
Energy — 16.2%
2,100	Apache Corp. (a)	274,932
11,000	Baker Hughes, Inc. (a)	807,730
12,700	BP PLC ADR (a)	560,578
13,230	Cameron International Corp. (a) †	755,433
3,600	Chesapeake Energy Corp. (a)	120,672
12,100	Chevron Corp. (a)	1,299,903
2,550	Cimarex Energy Co. (a)	293,862
11,700	ConocoPhillips (a)	934,362
8,800	Denbury Resources, Inc. †	214,720
3,460	Devon Energy Corp. (a)	317,524
23,100	Ensco PLC ADR (a)	1,336,104
7,300	EOG Resources, Inc.	865,123
75,500	Exxon Mobil Corp. (a)	6,351,815
25,720	Forest Oil Corp. (a) †	972,988
26,210	Halliburton Co. (a)	1,306,306
4,600	Helmerich & Payne, Inc. (a)	315,974
18,080	Hess Corp. (a)	1,540,597
3,450	Holly Corp.	209,622
13,690	Marathon Oil Corp. (a)	729,814
6,900	McDermott International, Inc. †	175,191
16,990	National Oilwell Varco, Inc. (a)	1,346,797
10,060	Newfield Exploration Co. (a) †	764,661
26,600	Nexen, Inc. (a)	662,872

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Energy (continued)
26,500	Noble Corp. (a)	$1,208,930
1,900	Noble Energy, Inc.	183,635
11,110	Occidental Petroleum Corp. (a)	1,160,884
8,850	Patterson-UTI Energy, Inc. (a)	260,102
10,380	Peabody Energy Corp. (a)	746,945
8,900	Petroleo Brasileiro SA ADR (a)	359,827
17,180	Pride International, Inc. (a) †	737,881
18,480	Rowan Cos., Inc. (a) †	816,446
14,000	Schlumberger, Ltd. (a)	1,305,640
1,650	SEACOR Holdings, Inc.	152,559
3,350	SM Energy Co.	248,536
9,820	Southwestern Energy Co. (a) †	421,965
5,750	Transocean, Ltd. (a) †	448,213
22,700	Ultra Petroleum Corp. (a) †	1,117,975
7,050	Valero Energy Corp. (a)	210,231
22,740	Weatherford International, Ltd. †	513,924
4,500	Whiting Petroleum Corp. (a) †	330,525
		32,381,798
Financials — 19.5%
11,870	ACE, Ltd. (a)	767,989
63,700	Aegon NV, NY Shares (a)	477,750
19,450	Aflac, Inc. (a)	1,026,571
3,650	Allstate Corp. (The) (a)	115,997
5,350	American Express Co. (a)	241,820
3,550	Ameriprise Financial, Inc. (a)	216,834
2,550	Assurant, Inc. (a)	98,201
11,400	BancorpSouth, Inc.	176,130
53,800	Bank of America Corp. (a)	717,154
27,100	Bank of New York Mellon Corp. (The) (a)	809,477
10,100	Berkshire Hathaway, Inc., Class B (a) †	844,663
5,850	Capital One Financial Corp. (a)	303,966
52,890	CB Richard Ellis Group, Inc., Class A (a) †	1,412,163
47,450	Charles Schwab Corp. (The) (a)	855,523
2,750	Chubb Corp. (a)	168,602
801,770	Citigroup, Inc. (a) †	3,543,823
4,380	CME Group, Inc., Class A	1,320,789
6,600	CNA Financial Corp. (a)	195,030
3,600	Comerica, Inc.	132,192
7,350	Discover Financial Services (a)	177,282
8,700	E*Trade Financial Corp. †	135,981
4,600	Equity Residential	259,486
3,650	Erie Indemnity Co., Class A (a)	259,552
9,750	Fifth Third Bancorp (a)	135,330
7,100	Goldman Sachs Group, Inc. (The) (a)	1,125,137
12,840	Interactive Brokers Group, Inc., Class A (a)	204,028
4,750	International Bancshares Corp. (a)	87,115
43,400	Invesco, Ltd. (a)	1,109,304
16,580	Investment Technology Group, Inc. †	301,590
100,270	JPMorgan Chase & Co (a).	4,622,447
6,900	Legg Mason, Inc.	249,021
35,740	Lincoln National Corp. (a)	1,073,630
4,300	Loews Corp. (a)	185,287
1,550	M&T Bank Corp.	137,129
24,100	MetLife, Inc.	1,077,993
72,550	MF Global Holdings, Ltd. (a) †	600,714
65,290	Morgan Stanley (a)	1,783,723
20,750	NASDAQ OMX Group, Inc. (The) (a) †	536,180
12,300	Platinum Underwriters Holdings, Ltd. (a)	468,507
4,400	PNC Financial Services Group, Inc (a).	277,156
2,750	Principal Financial Group, Inc. (a)	88,302
3,500	Prudential Financial, Inc. (a)	215,530
6,270	Public Storage (a)	695,406
64,700	Regions Financial Corp. (a)	469,722

Shares		Value
Financials (continued)
2,700	Reinsurance Group of America, Inc., Class A (a)	$169,506
2,200	RenaissanceRe Holdings, Ltd. (a)	151,778
2,450	SL Green Realty Corp.	184,240
4,050	State Street Corp. (a)	182,007
8,100	SunTrust Banks, Inc.	233,604
2,600	T Rowe Price Group, Inc.	172,692
32,320	TD Ameritrade Holding Corp. (a)	674,518
5,980	TradeStation Group, Inc. (a) †	41,980
6,800	Travelers Cos., Inc. (The) (a)	404,464
41,000	U.S. Bancorp (a)	1,083,630
10,550	Unum Group (a)	276,937
28,450	Visa, Inc., Class A (a)	2,094,489
16,080	Waddell & Reed Financial, Inc., Class A	653,009
80,400	Wells Fargo & Co. (a)	2,548,680
450	White Mountains Insurance Group, Ltd.	163,890
4,600	XL Group PLC, Class A (a)	113,160
		38,848,810
Health Care — 15.8%
7,350	Abbott Laboratories (a)	360,517
10,100	Acorda Therapeutics, Inc. †	234,320
3,600	Aetna, Inc.	134,748
3,500	Alexion Pharmaceuticals, Inc. †	345,380
20,040	Allergan, Inc. (a)	1,423,241
40,500	Amarin Corp. PLC ADR (a) †	295,650
8,800	AmerisourceBergen Corp., Class A (a)	348,128
14,200	Amgen, Inc. (a) †	758,990
11,100	Amylin Pharmaceuticals, Inc. (a) †	126,207
26,440	Baxter International, Inc. (a)	1,421,679
2,350	Becton Dickinson and Co. (a)	187,107
14,110	Biogen Idec, Inc. (a) †	1,035,533
1,700	Bio-Rad Laboratories, Inc., Class A †	204,238
142,740	Boston Scientific Corp. (a) †	1,026,301
2,800	C.R. Bard, Inc. (a)	278,068
4,300	Cardinal Health, Inc. (a)	176,859
3,800	Celgene Corp. †	218,614
5,600	Cephalon, Inc. (a) †	424,368
2,350	Cerner Corp. (a) †	261,320
4,750	CIGNA Corp. (a)	210,330
4,050	Cooper Cos., Inc. (The)	281,272
9,850	Coventry Health Care, Inc. (a) †	314,116
20,300	Covidien PLC (a)	1,054,382
2,900	DaVita, Inc. (a) †	247,979
3,040	DENTSPLY International, Inc.	112,450
7,900	Eli Lilly & Co. (a)	277,843
12,000	Emdeon, Inc., Class A †	193,320
5,200	Endo Pharmaceuticals Holdings, Inc. (a) †	198,432
9,150	Forest Laboratories, Inc. (a) †	295,545
14,290	Gilead Sciences, Inc. (a) †	606,468
15,062	HCA Holdings, Inc. †	510,150
8,000	Health Net, Inc. (a) †	261,600
5,900	Hill-Rom Holdings, Inc. (a)	224,082
26,680	Hologic, Inc. (a) †	592,296
6,770	Hospira, Inc. †	373,704
2,600	Humana, Inc. (a) †	181,844
39,120	Johnson & Johnson (a)	2,317,860
9,350	Kindred Healthcare, Inc. (a) †	223,278
3,750	Kinetic Concepts, Inc. (a) †	204,075
1,730	Laboratory Corp. of America Holdings †	159,385
2,450	McKesson Corp. (a)	193,673
25,600	Medtronic, Inc. (a)	1,007,360
76,810	Merck & Co., Inc. (a)	2,535,498
13,050	Omnicare, Inc.	391,369
6,430	Onyx Pharmaceuticals, Inc. †	226,207
2,950	Perrigo Co. (a)	234,584

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Health Care (continued)
135,160	Pfizer, Inc. (a)	$2,745,100
2,100	Pharmasset, Inc. †	165,291
2,750	St. Jude Medical, Inc. (a)	140,965
3,000	Stryker Corp. (a)	182,400
4,550	SXC Health Solutions Corp. †	249,340
10,210	Theravance, Inc. †	247,286
14,260	Thermo Fisher Scientific, Inc. (a) †	792,143
2,950	United Therapeutics Corp. †	197,709
55,220	UnitedHealth Group, Inc. (a)	2,495,944
13,400	Valeant Pharmaceuticals International, Inc. (a)	667,454
1,750	Varian Medical Systems, Inc. (a) †	118,370
4,400	Watson Pharmaceuticals, Inc. (a) †	246,444
5,400	WellCare Health Plans, Inc. (a) †	226,530
3,900	WellPoint, Inc. (a)	272,181
		31,437,527
Industrials — 15.3%
2,900	3M Co. (a)	271,150
5,740	AGCO Corp. (a) †	315,528
13,020	BE Aerospace, Inc. (a) †	462,601
12,400	Boeing Co. (The)	916,732
3,150	Carlisle Cos., Inc. (a)	140,333
13,990	Caterpillar, Inc (a).	1,557,787
14,900	CNH Global NV (a)	723,395
11,370	CSX Corp. (a)	893,682
9,750	Cummins, Inc. (a)	1,068,795
2,900	Danaher Corp. (a)	150,510
11,780	Deere & Co. (a)	1,141,364
11,900	Delta Air Lines, Inc. (a) †	116,620
5,900	Deluxe Corp. (a)	156,586
3,150	Donaldson Co., Inc.	193,063
13,600	Dover Corp. (a)	894,064
3,400	Eaton Corp. (a)	188,496
3,600	Emerson Electric Co. (a)	210,348
3,650	Expeditors International of Washington, Inc. (a)	183,011
10,750	FedEx Corp. (a)	1,005,662
10,150	Fluor Corp.	747,649
10,770	Foster Wheeler AG †	405,167
2,850	Gardner Denver, Inc. (a)	222,386
4,900	General Cable Corp. (a) †	212,170
10,900	General Dynamics Corp (a).	834,504
67,210	General Electric Co. (a)	1,347,560
54,600	Hertz Global Holdings, Inc. †	853,398
6,500	Honeywell International, Inc.	388,115
567	Huntington Ingalls Industries, Inc. †	23,517
22,200	Illinois Tool Works, Inc. (a)	1,192,584
6,150	ITT Corp. (a)	369,307
7,410	Joy Global, Inc. (a)	732,182
16,180	Kennametal, Inc. (a)	631,020
1,550	L-3 Communications Holdings, Inc. (a)	121,380
2,750	Nordson Corp.	316,415
16,250	Norfolk Southern Corp. (a)	1,125,637
3,400	Northrop Grumman Corp. (a)	213,214
6,600	Oshkosh Corp. (a) †	233,508
14,050	PACCAR, Inc. (a)	735,517
7,300	Pall Corp. (a)	420,553
2,150	Parker Hannifin Corp. (a)	203,562
12,390	Rockwell Automation, Inc. (a)	1,172,714
13,900	Ryder System, Inc (a).	703,340
8,600	Snap-On, Inc. (a)	516,516
54,850	Southwest Airlines Co. (a)	692,755
2,950	SPX Corp.	234,201
29,820	Swift Transporation Co., Class A †	438,354
20,150	Terex Corp. (a) †	746,356

Shares		Value
Industrials (continued)
3,550	Towers Watson & Co., Class A (a)	$196,883
5,500	Trinity Industries, Inc. (a)	201,685
4,600	Tyco International, Ltd.	205,942
8,660	Union Pacific Corp. (a)	851,538
6,350	United Parcel Service, Inc., Class B (a)	471,932
18,020	United Technologies Corp (a).	1,525,393
3,350	URS Corp. (a) †	154,268
8,950	Werner Enterprises, Inc. (a)	236,907
1,150	WW Grainger, Inc. (a)	158,332
		30,426,188
Information Technology — 22.1%
38,500	Adobe Systems, Inc. †	1,276,660
2,300	Akamai Technologies, Inc. †	87,400
3,600	Altera Corp. (a)	158,472
5,600	Analog Devices, Inc. (a)	220,528
7,800	AOL, Inc. †	152,334
20,730	Apple, Inc. (a) †	7,223,369
18,100	Applied Materials, Inc. (a)	282,722
4,750	Ariba, Inc. †	162,165
22,800	Autodesk, Inc. (a) †	1,005,708
5,700	Automatic Data Processing, Inc. (a)	292,467
13,100	Avago Technologies, Ltd. (a)	407,410
12,600	AVX Corp. (a)	187,866
23,510	Broadcom Corp., Class A (a)	925,824
6,000	CA, Inc. (a)	145,080
12,600	Check Point Software Technologies, Ltd. †	643,230
113,690	Cisco Systems, Inc. (a)	1,949,783
3,700	Cognizant Technology Solutions Corp., Class A (a) †	301,180
2,350	Computer Sciences Corp. (a)	114,516
15,500	Compuware Corp. (a) †	179,025
66,200	Dell, Inc. (a) †	960,562
19,320	DemandTec, Inc. †	254,251
4,050	DST Systems, Inc. (a)	213,921
8,050	eBay, Inc. (a) †	249,872
11,750	Electronic Arts, Inc. †	229,478
51,690	EMC Corp. (a) †	1,372,369
21,040	Emulex Corp. (a) †	224,497
1,600	Factset Research Systems, Inc. (a)	167,568
5,710	Google, Inc., Class A (a) †	3,347,259
41,400	Hewlett-Packard Co. (a)	1,696,158
7,000	IAC/InterActive Corp. (a) †	216,230
20,200	Integrated Device Technology, Inc. (a) †	148,874
52,270	Intel Corp. (a)	1,054,286
6,860	International Business Machines Corp. (a)	1,118,660
29,700	Intersil Corp., Class A (a)	369,765
7,100	Jabil Circuit, Inc. (a)	145,053
8,450	JDS Uniphase Corp. †	176,098
3,000	KLA-Tencor Corp.	142,110
5,200	Lexmark International, Inc., Class A (a) †	192,608
23,300	LSI Corp. (a) †	158,440
53,600	Marvell Technology Group, Ltd. (a) †	833,480
9,550	Micron Technology, Inc. (a) †	109,443
136,450	Microsoft Corp. (a)	3,460,372
6,350	Molex, Inc. (a)	159,512
6,300	National Instruments Corp.	206,451
35,000	National Semiconductor Corp. (a)	501,900
11,050	NCR Corp. (a) †	208,182
8,750	NeuStar, Inc., Class A †	223,825
4,200	Novellus Systems, Inc. (a) †	155,946
60,360	Oracle Corp. (a)	2,014,213
3,350	Pegasystems, Inc.	127,099
4,400	Plantronics, Inc.	161,128
10,850	QLogic Corp. (a) †	201,267

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology (continued)
51,600	QUALCOMM, Inc. (a)	$2,829,228
3,250	SanDisk Corp. (a) †	149,793
8,650	Seagate Technology PLC (a) †	124,560
36,840	SolarWinds, Inc. (a) †	864,266
9,170	STEC, Inc. †	184,225
50,600	Symantec Corp. (a) †	938,124
4,150	Tech Data Corp. (a) †	211,069
3,850	Teradata Corp. (a) †	195,195
10,450	Texas Instruments, Inc. (a)	361,152
11,700	Vishay Intertechnology, Inc. (a) †	207,558
9,100	VistaPrint NV †	472,290
3,550	WebMD Health Corp., Class A (a) †	189,641
15,720	Western Digital Corp. (a) †	586,199
15,050	Xerox Corp. (a)	160,283
		43,990,199
Materials — 4.3%
2,800	Air Products & Chemicals, Inc.	252,504
7,900	AK Steel Holding Corp.	124,662
7,000	Alcoa, Inc. (a)	123,550
28,730	Celanese Corp., Series A (a)	1,274,750
4,390	CF Industries Holdings, Inc. (a)	600,508
6,050	Cliffs Natural Resources, Inc. (a)	594,594
19,560	Dow Chemical Co. (The) (a)	738,390
7,840	Ecolab, Inc.	399,997
7,000	EI du Pont de Nemours & Co (a).	384,790
2,000	FMC Corp.	169,860
16,980	Freeport-McMoRan Copper & Gold, Inc. (a)	943,239
7,000	International Paper Co. (a)	211,260
5,800	MeadWestvaco Corp.	175,914
3,400	Newmont Mining Corp. (a)	185,572
1,200	PPG Industries, Inc. (a)	114,252
4,670	Praxair, Inc. (a)	474,472
3,850	Reliance Steel & Aluminum Co. (a)	222,453
4,600	Sensient Technologies Corp.	164,864
2,050	Sherwin-Williams Co. (The) (a)	172,179
6,300	Silver Wheaton Corp.	273,168
19,800	Steel Dynamics, Inc.	371,646
2,750	United States Steel Corp.	148,335
1,200	Walter Energy, Inc.	162,516
14,800	Weyerhaeuser Co.	364,080
		8,647,555
Telecommunication Services — 2.7%
15,870	American Tower Corp., Class A (a) †	822,383
49,730	AT&T, Inc. (a)	1,521,738
5,200	CenturyLink, Inc. (a)	216,060
15,250	MetroPCS Communications, Inc. (a) †	247,660
19,150	NII Holdings, Inc. (a) †	797,981
137,920	Qwest Communications International, Inc. (a)	941,993
4,950	Telephone & Data Systems, Inc.	166,815
20,150	Verizon Communications, Inc. (a)	776,581
		5,491,211
Utilities — 4.7%
56,740	AES Corp. (The) (a) †	737,620
35,480	American Electric Power Co., Inc. (a)	1,246,767
8,600	CMS Energy Corp. (a)	168,904
2,350	Consolidated Edison, Inc. (a)	119,192
3,400	DTE Energy Co.	166,464
18,950	Duke Energy Corp. (a)	343,943
17,650	Edison International (a)	645,814
5,550	Exelon Corp. (a)	228,882
19,500	FirstEnergy Corp. (a)	723,255
8,200	Great Plains Energy, Inc.	164,164

Shares		Value
Utilities (continued)
6,500	IDACORP, Inc. (a)	$247,650
3,650	Integrys Energy Group, Inc. (a)	184,362
19,100	MDU Resources Group, Inc. (a)	438,727
13,300	National Grid PLC ADR	638,932
12,100	NextEra Energy, Inc.	666,952
3,750	Oneok, Inc.	250,800
7,350	Pepco Holdings, Inc.	137,077
20,780	PG&E Corp. (a)	918,060
2,800	Pinnacle West Capital Corp. (a)	119,812
13,800	PNM Resources, Inc.	205,896
18,120	PPL Corp. (a)	458,436
3,300	Progress Energy, Inc. (a)	152,262
2,650	Public Service Enterprise Group, Inc. (a)	83,501
4,600	Southern Co. (a)	175,306
7,850	Xcel Energy, Inc.	187,537
		9,410,315
Total Common Stock (Cost $205,637,477)		254,932,444
Total Investments — 127.9%
(Cost $205,637,477)‡		254,932,444
Other Assets & Liabilities, Net — (27.9)%		(55,539,330)
NET ASSETS — 100.0%		$199,393,114

†	Non-income producing security.
(a)	All or a portion of the shares have been committed as collateral for open short positions

‡	At March 31, 2011, the tax basis cost of the Fund's investments was $205,637,477 and the unrealized appreciation and depreciation were $51,309,148 and $(2,014,181), respectively.

ADR — American Depositary Receipt
LP — Limited Partnership Investment
NY — New York
PLC— Public Limited Company

As of March 31, 2011, all of the Fund’s investments were considered Level 1.

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets.

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	March 31, 2011
Schedule of Securities Sold Short	(Unaudited)

Shares		Value
COMMON STOCK — (28.2)%
Consumer Discretionary — (4.1)%
6,400	Aeropostale, Inc. †	$155,648
4,760	Bed Bath & Beyond, Inc. †	229,765
6,500	Cablevision Systems Corp., Class A	224,965
3,000	Choice Hotels International, Inc.	116,550
3,160	Columbia Sportswear Co.	187,767
7,910	Darden Restaurants, Inc.	388,619
8,100	Dillard's, Inc., Class A	324,972
3,800	DIRECTV, Class A †	177,840
6,600	Discovery Communications, Inc., Class A †	263,340
12,400	Dollar General Corp. †	388,740
27,000	Ford Motor Co. †	402,570
6,200	Hanesbrands, Inc. †	167,648
12,210	J.C. Penney Co., Inc.	438,461
9,900	Lamar Advertising Co., Class A †	365,706
6,500	Las Vegas Sands Corp. †	274,430
4,100	Life Time Fitness, Inc. †	152,971
7,100	Marriott International, Inc., Class A	252,618
4,950	MDC Holdings, Inc.	125,483
2,840	Netflix, Inc. †	674,017
6,200	O'Reilly Automotive, Inc. †	356,252
6,770	PF Chang's China Bistro, Inc.	312,706
3,500	Sears Holdings Corp. †	289,275
4,200	Staples, Inc.	81,564
6,000	Starwood Hotels & Resorts Worldwide, Inc.	348,720
6,100	TJX Cos., Inc.	303,353
5,040	Under Armour, Inc., Class A †	342,972
2,640	VF Corp.	260,119
4,000	Weight Watchers International, Inc.	280,400
2,800	WMS Industries, Inc. †	98,980
3,500	Yum! Brands, Inc.	179,830
		8,166,281
Consumer Staples — (2.0)%
7,650	Avon Products, Inc.	206,856
3,500	Central European Distribution Corp. †	39,725
8,600	Church & Dwight Co., Inc.	682,324
3,400	Clorox Co.	238,238
3,680	Colgate-Palmolive Co.	297,197
12,100	Constellation Brands, Inc., Class A †	245,388
2,050	Energizer Holdings, Inc. †	145,878
7,450	Flowers Foods, Inc.	202,863
6,130	HJ Heinz Co.	299,267
14,710	Hormel Foods Corp.	409,526
3,510	Kimberly-Clark Corp.	229,098
4,810	Kraft Foods, Inc., Class A	150,842
2,400	Mead Johnson Nutrition Co., Class A	139,032
13,900	SABMiller PLC ADR	497,481
3,090	TreeHouse Foods, Inc. †	175,728
2,690	Weis Markets, Inc.	108,837
		4,068,280
Energy — (3.2)%
1,950	Anadarko Petroleum Corp.	159,744
6,500	Cabot Oil & Gas Corp.	344,305
19,950	Chesapeake Energy Corp.	668,724
2,800	Comstock Resources, Inc. †	86,632
6,530	ConocoPhillips	521,486
6,160	Diamond Offshore Drilling, Inc.	478,632
8,000	Exterran Holdings, Inc. †	189,840
3,100	FMC Technologies, Inc. †	292,888
16,650	Goodrich Petroleum Corp. †	369,963
8,800	Halliburton Co.	438,592

Shares		Value
Energy (continued)
7,800	Helix Energy Solutions Group, Inc. †	$134,160
3,350	Noble Energy, Inc.	323,777
3,900	Occidental Petroleum Corp.	407,511
5,100	Pioneer Natural Resources Co.	519,792
7,100	Quicksilver Resources, Inc. †	101,601
4,650	Range Resources Corp.	271,839
36,380	W&T Offshore, Inc.	829,100
7,150	Williams Cos., Inc. (The)	222,937
		6,361,523
Financials — (3.4)%
2,450	Affiliated Managers Group, Inc. †	267,957
9,540	American International Group, Inc. †	335,236
9,200	Arthur J. Gallagher & Co.	279,772
13,800	BB&T Corp.	378,810
20,630	CBOE Holdings, Inc.	597,651
8,120	Digital Realty Trust, Inc.	472,097
42,510	E*Trade Financial Corp. †	664,431
6,150	Eaton Vance Corp.	198,276
17,280	Federated Investors, Inc., Class B	462,240
1,550	Franklin Resources, Inc.	193,874
12,365	General Growth Properties, Inc.	191,410
2,350	Health Care REIT, Inc.	123,234
9,000	Interactive Brokers Group, Inc., Class A	143,010
5,250	Mercury General Corp.	205,432
16,170	Northern Trust Corp.	820,628
6,100	Omega Healthcare Investors, Inc.	136,274
6,940	Regency Centers Corp.	301,751
5,650	Taubman Centers, Inc.	302,727
6,200	Travelers Cos., Inc. (The)	368,776
1,450	Visa, Inc., Class A	106,749
2,900	Vornado Realty Trust	253,750
		6,804,085
Health Care — (3.4)%
8,580	Acorda Therapeutics, Inc. †	199,056
3,700	Allergan, Inc.	262,774
2,600	Beckman Coulter, Inc.	215,982
8,700	Bio-Reference Labs, Inc. †	195,228
9,980	Bristol-Myers Squibb Co.	263,771
7,550	Brookdale Senior Living, Inc., Class A †	211,400
9,280	Celgene Corp. †	533,878
1,300	Cerner Corp. †	144,560
5,300	Charles River Laboratories International, Inc. †	203,414
3,100	Community Health Systems, Inc. †	123,969
1,950	DaVita, Inc. †	166,745
4,300	Dendreon Corp. †	160,949
18,840	Eli Lilly & Co.	662,603
10,800	Emdeon, Inc., Class A †	173,988
3,600	Emergency Medical Services Corp., Class A †	228,924
2,800	Express Scripts, Inc., Class A †	155,708
15,490	Forest Laboratories, Inc. †	500,327
4,300	Henry Schein, Inc. †	301,731
4,300	Humana, Inc. †	300,742
370	Intuitive Surgical, Inc. †	123,380
2,800	Laboratory Corp. of America Holdings †	257,964
6,570	Life Technologies Corp. †	344,400
8,630	Owens & Minor, Inc.	280,302
2,950	Quest Diagnostics, Inc.	170,274
4,560	Seattle Genetics, Inc. †	70,999
5,450	VCA Antech, Inc. †	137,231
4,950	Vertex Pharmaceuticals, Inc. †	237,254
5,000	Warner Chilcott PLC, Class A	116,400
		6,743,953

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	March 31, 2011
Schedule of Securities Sold Short	(Unaudited)

Shares		Value
Industrials — (3.7)%
3,210	3M Co.	$300,135
8,380	Applied Industrial Technologies, Inc.	278,719
4,950	BE Aerospace, Inc. †	175,874
6,780	Boeing Co. (The)	501,245
5,850	Brink's Co. (The)	193,694
7,350	Cintas Corp.	222,484
3,600	Con-way, Inc.	141,444
6,900	Corrections Corp. of America †	168,360
5,750	Covanta Holding Corp.	98,210
4,730	Fastenal Co.	306,646
5,150	GATX Corp.	199,099
5,840	General Dynamics Corp.	447,110
7,200	Goodrich Corp.	615,816
5,300	Harsco Corp.	187,037
862	Huntington Ingalls Industries, Inc. †	35,759
9,100	Iron Mountain, Inc.	284,193
3,500	JB Hunt Transport Services, Inc.	158,970
2,250	Kirby Corp. †	128,902
5,500	Landstar System, Inc.	251,240
3,500	Lennox International, Inc.	184,030
5,170	Northrop Grumman Corp.	324,211
3,590	PACCAR, Inc.	187,937
3,500	Pentair, Inc.	132,265
9,700	Pitney Bowes, Inc.	249,193
1,450	Precision Castparts Corp.	213,411
3,900	Roper Industries, Inc.	337,194
15,400	Spirit Aerosystems Holdings, Inc., Class A †	395,318
2,400	Stericycle, Inc. †	212,808
9,500	USG Corp. †	158,270
2,700	WW Grainger, Inc.	371,736
		7,461,310
Information Technology — (5.1)%
6,000	ACI Worldwide, Inc. †	196,800
2,050	Alliance Data Systems Corp. †	176,075
9,200	Altera Corp.	404,984
2,900	ANSYS, Inc. †	157,151
9,100	BMC Software, Inc. †	452,634
2,900	Citrix Systems, Inc. †	213,034
3,700	Cognizant Technology Solutions Corp., Class A †	301,180
22,900	Compuware Corp. †	264,495
8,300	CoreLogic, Inc.	153,550
4,950	Diebold, Inc.	175,527
4,300	Digital River, Inc. †	160,949
9,100	EMC Corp. †	241,605
8,250	Fair Isaac Corp.	260,782
4,950	Fiserv, Inc. †	310,464
11,810	Informatica Corp. †	616,836
7,180	Intuit, Inc. †	381,258
3,300	Itron, Inc. †	186,252
18,500	Motorola Mobility Holdings, Inc. †	451,400
4,800	NetApp, Inc. †	231,264
85,900	Nokia OYJ ADR	731,009
11,300	Novellus Systems, Inc. †	419,569
14,200	NVIDIA Corp. †	262,132
4,600	Rackspace Hosting, Inc. †	197,110
9,300	Rambus, Inc. †	184,140
9,230	Red Hat, Inc. †	418,950
3,020	Salesforce.com, Inc. †	403,412
5,550	Silicon Laboratories, Inc. †	239,816
62,500	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	761,250
10,770	Texas Instruments, Inc.	372,211

Shares		Value
Information Technology (continued)
7,100	VeriSign, Inc.	$257,091
6,380	VMware, Inc., Class A †	520,225
		10,103,155
Materials — (1.0)%
10,250	Commercial Metals Co.	177,018
2,250	Ecolab, Inc.	114,795
5,720	EI du Pont de Nemours & Co.	314,429
850	Martin Marietta Materials, Inc.	76,219
3,640	Monsanto Co.	263,026
7,100	Nalco Holding Co.	193,901
6,600	Owens-Illinois, Inc. †	199,254
2,900	Praxair, Inc.	294,640
2,750	Royal Gold, Inc.	144,100
7,320	Valspar Corp.	286,212
		2,063,594
Telecommunication Services — (0.6)%
8,200	America Movil SAB de CV ADR, Ser L	476,420
16,550	Frontier Communications Corp.	136,041
63,700	Qwest Communications International, Inc.	435,071
5,150	SBA Communications Corp., Class A †	204,352
		1,251,884
Utilities — (1.7)%
12,200	American Water Works Co., Inc.	342,210
22,250	Aqua America, Inc.	509,302
6,450	Atmos Energy Corp.	219,945
7,600	Consolidated Edison, Inc.	385,472
8,200	Hawaiian Electric Industries, Inc.	203,360
14,090	Integrys Energy Group, Inc.	711,686
5,100	NSTAR	235,977
10,600	NV Energy, Inc.	157,834
7,550	Vectren Corp.	205,360
3,790	WGL Holdings, Inc.	147,810
6,000	Wisconsin Energy Corp.	183,000
		3,301,956
Total Common Stock
(Proceeds $47,775,902)		56,326,021

Total Securities Sold Short — (28.2)% (Proceeds $47,775,902)‡		$56,326,021

Percentages are based on Net Assets of $199,393,114.

†	Non-income producing security.

‡	At March 31, 2011, the tax basis proceeds of the Fund's securities sold short were $47,775,902 , and the unrealized appreciation and depreciation were $688,998 and $(9,239,117) respectively.

ADR — American Depositary Receipt
NY — New York
PLC— Public Limited Company
REIT — Real Estate Investment Trust

As of March 31, 2011, all of the Fund’s securities sold short were considered Level 1.

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 liabilities.

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	March 31, 2011
Schedule of Securities Sold Short	(Unaudited)

Amounts designated as “—” are either $0, or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

WIL-QH-001-0500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)	/s/ Jamie B. Ohl
Jamie B. Ohl, President
Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jamie B. Ohl
Jamie B. Ohl, President

Date: May 27, 2011

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters, Treasurer

Date: May 27, 2011